UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2022

Date of reporting period:	January 1, 2022 – December 31, 2022

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Message from the Trustees

February 13, 2023

Dear Shareholder:

As an investor, you might be happy to see 2022 in the rearview mirror. High inflation and aggressive interest-rate increases from the U.S. Federal Reserve contributed to market volatility and negative returns for stocks and bonds. Fortunately, toward the end of the year, we  saw both inflation levels and Fed actions begin to moderate somewhat.

Although we still face high inflation and uncertainty on how much the economy will slow because of higher interest rates, we believe financial market performance might be better in 2023 as compared with 2022. Historically, stocks and bonds have recovered from bear markets like the one we are experiencing. Be assured that our investment teams are actively researching securities with attractive potential and working to keep portfolio risks in check.

Thank you for investing with Putnam.

Performance summary (as of 12/31/22)

Investment objective

High current income consistent with what Putnam Investment Management, LLC, believes to be prudent risk

Net asset value December 31, 2022

Class IA: $8.50	Class IB: $8.39

Annualized total return at net asset value (as of 12/31/22)
			Bloomberg U.S.
	Class IA shares	Class IB shares	Aggregate Bond
	(2/1/88)	(4/30/98)	Index
1 year	–13.48%	–13.81%	–13.01%
5 years	–0.25	–0.51	0.02
10 years	1.42	1.16	1.06
Life of fund	5.42	5.19	5.32

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed income securities.

All Bloomberg indices are provided by Bloomberg Index Services Limited.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom, and to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. Performance of class IB shares before their inception is derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Allocations are shown as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Allocations may not total 100% because the table includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

Credit qualities are shown as a percentage of the fund’s net assets. A bond rated BBB or higher is considered investment grade. This table reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. Ratings and portfolio credit quality will vary over time. Cash and net other assets, if any, represents the market value weights of cash, derivatives, and short-term securities in the portfolio. The fund itself has not been rated by an independent rating agency.  Data in the table reflect a new calculation methodology put into effect on 6/30/22.

Putnam VT Income Fund	1

Report from your fund’s managers

How was the investment environment for the 12-month reporting period ended December 31, 2022?

High inflation, geopolitical impacts on energy supplies, and central bank monetary tightening were considerable headwinds for fundamentals and market technicals [supply/demand metrics] across fixed income markets in 2022. As key central banks sharply raised interest rates to tackle inflation, yields on fixed income assets rose and prices fell. The yield on the benchmark 10-year U.S. Treasury more than doubled, rising from 1.51% at the beginning of 2022 to 3.88% by period-end.

How did Putnam VT Income Fund perform during the reporting period?

For the 12-month reporting period, the fund’s class IA shares returned –13.48%, underperforming the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned –13.01%.

What strategies detracted from relative performance during the reporting period?

Term structure strategies were the largest detractor from returns in 2022, with most of the underperformance coming in the third calendar quarter. The portfolio was positioned with a long duration relative to the benchmark. This hampered results, as interest rates rose sharply in the second half of the period amid consistently hawkish comments from the Federal Reserve. Corporate credit-risk strategies also weighed on returns. Investment-grade corporate spreads widened during the period, as investor concerns fostered continued risk-off market sentiment.

What strategies helped relative performance during the reporting period?

Mortgage credit strategies added the most to returns. The fund’s exposure across the commercial mortgage credit market, including CMBX, a group of tradable indexes that each reference a basket of 25 commercial mortgage-backed securities [CMBS] issued in a particular year, and CMBS mezzanine bonds added to returns. Technicals [supply/demand metrics] remained strong, and fundamentals within the sector improved, with forbearance deals on commercial properties aiding results. We believe the outlook for certain property types has continued to improve, including hotel properties, which outperformed our initial Covid-19 stress scenarios. Positions in agency credit risk transfer securities also aided performance, as they continued to be tendered by issuers and received some upgrades by credit-rating agencies.

Prepayment strategies augmented returns as well. Our mortgage basis positioning was the primary driver of these returns. Mortgage basis is a strategy that seeks to exploit the yield differential between current-coupon, 30-year agency pass-throughs and 30-year U.S. Treasuries. At the beginning of the period, we were positioned short to the mortgage basis, which benefited as the spread between mortgage rates and U.S. Treasuries widened. Our mortgage basis positioning changed over the course of the year. In November 2022, our long mortgage basis positioning proved beneficial, as the spread between mortgage rates and U.S. Treasuries tightened during the month. Prepayment speeds slowed during the period as rates moved higher.

How did you use derivatives during the period?

We used bond futures and interest-rate swaps to take tactical positions at various points along the yield curve and to hedge the risk associated with the fund’s curve positioning. We also used interest-rate swaps to manage term structure strategies. Additionally, we utilized options to isolate the prepayment risks associated with collateralized mortgage obligations. We used total return swaps to hedge sector exposure and gain exposure to specific sectors. Additionally, we used CMBX credit default swaps to hedge the fund’s CMBS credit and market risks as well as to gain access to specific areas of the market.

What is your outlook for 2023?

As 2023 begins, we believe the markets have priced in rate hikes for the Fed’s meetings through the first quarter. Given the surge of higher interest rates and those already priced into the market, we believe that U.S. Treasury rates will stabilize or rally periodically if growth concerns escalate through 2023.

We have a cautious outlook on U.S. corporate credit, with an expectation for elevated volatility. However, we may be nearing a point in the coming months where the rate-hiking cycle will start to wind down. Corporate fundamentals remain solid overall but are likely to weaken in the face of slower growth and margin pressure, in our view. Valuations have improved and are now trending in more neutral territory. Risks to our moderately constructive outlook include policy missteps from global central banks, a more severe economic slowdown or recession, ongoing supply chain disruptions, commodity price volatility, heightened geopolitical tension, and the impact of Covid-19 outbreaks.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom, and to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Consider these risks before investing: Funds that invest in government securities are not guaranteed. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The fund may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields.

2	Putnam VT Income Fund

The fund’s investments in mortgage-backed securities and asset-backed securities, and in certain other securities and derivatives, may be or become illiquid. The fund’s exposure to mortgage-backed securities may make the fund’s net asset value more susceptible to economic, market, political, and other developments affecting the housing or real estate markets and the servicing of mortgage loans secured by real estate properties. The fund currently has significant investment exposure to commercial mortgage-backed securities. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Unlike bonds, funds that invest in bonds have fees and expenses. The value of investments in the fund’s portfolio may fall or fail to rise over time for a variety of reasons, including general economic, political, or financial market conditions; investor sentiment and market perceptions; government actions; geopolitical events or changes; and factors related to a specific issuer, geography, industry, or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings.

Our investment techniques, analyses, and judgments may not produce the outcome we intend. We, or the fund’s other service providers, may experience disruptions or operating errors that could have a negative effect on the fund. You can lose money by investing in the fund.

Your fund’s managers also manage other accounts advised by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust.

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Putnam VT Income Fund	3

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The two left-hand columns of the Expenses per $1,000 table show the expenses you would have paid on a $1,000 investment in your fund from 7/1/22 to 12/31/22. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the Expenses per $1,000 table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expense ratios

	Class IA	Class IB
Total annual operating expenses for the fiscal
year ended 12/31/21	0.57%	0.82%
Annualized expense ratio for the six-month
period ended 12/31/22*	0.61%	0.86%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

*Expense ratios for each class are for the fund’s most recent fiscal half year. As a result of this, ratios may differ from expense ratios based on one-year data in the financial highlights.

Expenses per $1,000

Expenses and value for a
	Expenses and value for a		$1,000 investment, assuming
	$1,000 investment, assuming		a hypothetical 5% annualized
	actual returns for the		return for the 6 months
	6 months ended 12/31/22		ended 12/31/22
	Class IA	Class IB	Class IA	Class IB
Expenses paid
per $1,000*†	$3.02	$4.25	$3.11	$4.38
Ending value
(after
expenses)	$963.70	$962.20	$1,022.13	$1,020.87

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 12/31/22. The expense ratio may differ for each share class.

†Expenses based on actual returns are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (184); and then dividing that result by the number of days in the year (365). Expenses based on a hypothetical 5% return are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period (184); and then dividing that result by the number of days in the year (365).

4	Putnam VT Income Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Putnam Variable Trust and Shareholders of
Putnam VT Income Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund’s portfolio, of Putnam VT Income Fund (one of the funds constituting Putnam Variable Trust, referred to hereafter as the “Fund”) as of December 31, 2022, the related statement of operations for the year ended December 31, 2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the five years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 13, 2023

We have served as the auditor of one or more investment companies in the Putnam Investments family of funds since at least 1957. We have not been able to determine the specific year we began serving as auditor.

Putnam VT Income Fund	5

The fund’s portfolio 12/31/22

U.S. GOVERNMENT AND AGENCY	Principal
MORTGAGE OBLIGATIONS (68.2%)*	amount	Value

U.S. Government Guaranteed Mortgage Obligations (11.4%)
Government National Mortgage Association
Pass-Through Certificates
5.00%, with due dates from 5/20/48 to 3/20/50	$351,772	$353,810
4.70%, with due dates from 5/20/67 to 8/20/67	156,121	153,203
4.639%, 6/20/67	50,329	49,431
4.525%, 3/20/67	65,890	64,531
4.50%, TBA, 1/1/53	4,000,000	3,881,286
4.50%, 5/20/48	116,909	115,084
4.00%, TBA, 1/1/53	2,000,000	1,893,344
4.00%, with due dates from 2/20/48 to 5/20/48	723,774	693,284
3.50%, TBA, 1/1/53	6,000,000	5,512,680
3.50%, with due dates from
11/15/47 to 11/20/49	1,788,093	1,657,306
3.00%, TBA, 1/1/53	4,000,000	3,562,706
		17,936,665
U.S. Government Agency Mortgage Obligations (56.8%)
Federal Home Loan Mortgage Corporation
Pass-Through Certificates
4.50%, with due dates from 7/1/44 to 3/1/45	320,078	317,854
4.00%, 9/1/45	384,299	372,016
3.50%, with due dates from 8/1/43 to 2/1/47	1,368,299	1,280,144
3.00%, with due dates from 3/1/43 to 6/1/46	650,728	588,229
Federal National Mortgage Association
Pass-Through Certificates
5.00%, 3/1/38	4,061	4,099
4.50%, with due dates from 7/1/44 to 5/1/45	570,688	564,685
4.00%, with due dates from 9/1/45 to 6/1/46	578,868	560,926
3.50%, with due dates from 6/1/56 to 9/1/57	2,259,024	2,076,758
3.50%, with due dates from 7/1/43 to 1/1/47	582,654	543,650
3.00%, with due dates from 9/1/42 to 3/1/47	2,492,987	2,253,288
Uniform Mortgage-Backed Securities
6.00%, TBA, 1/1/53	5,000,000	5,077,346
5.50%, TBA, 1/1/53	13,000,000	13,038,600
5.00%, TBA, 1/1/53	45,000,000	44,374,239
4.50%, TBA, 1/1/53	10,000,000	9,639,062
4.00%, TBA, 1/1/53	1,000,000	938,750
2.50%, TBA, 1/1/53	4,000,000	3,391,250
2.00%, TBA, 1/1/53	5,000,000	4,081,094
		89,101,990
Total U.S. government and agency mortgage obligations
(cost $108,918,519)		$107,038,655

	Principal
U.S. TREASURY OBLIGATIONS (0.3%)*	amount	Value

U.S. Treasury Notes
3.25%, 6/30/27 [i]	$222,000	$218,577
3.25%, 8/31/24 [i]	175,000	173,350
2.375%, 5/15/27 [i]	113,000	105,809
Total U.S. treasury obligations (cost $497,736)		$497,736

	Principal
MORTGAGE-BACKED SECURITIES (33.3%)*	amount	Value

Agency collateralized mortgage obligations (7.9%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 2976, Class LC, ((-3.667
x ICE LIBOR USD 1 Month) + 24.42%),
8.588%, 5/15/35	$13,620	$18,298

	Principal
MORTGAGE-BACKED SECURITIES (33.3%)* cont.	amount	Value

Agency collateralized mortgage obligations cont.
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024
x ICE LIBOR USD 1 Month) + 25.79%),
8.419%, 4/15/37	$86,113	$133,575
REMICs IFB Ser. 3072, Class SM, ((-3.667
x ICE LIBOR USD 1 Month) + 23.80%),
7.965%, 11/15/35	61,025	92,285
REMICs IFB Ser. 3065, Class DC, ((-3 x ICE LIBOR
USD 1 Month) + 19.86%), 6.906%, 3/15/35	115,553	146,165
REMICs IFB Ser. 2990, Class LB, ((-2.556 x ICE
LIBOR USD 1 Month) + 16.95%), 5.91%, 6/15/34	20,422	22,047
REMICs Ser. 4132, Class IP, IO, 4.50%, 11/15/42	214,244	24,033
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	150,994	29,825
REMICs Ser. 4018, Class DI, IO, 4.50%, 7/15/41	81,368	5,591
REMICs Ser. 4546, Class TI, IO, 4.00%, 12/15/45	470,848	85,839
REMICs Ser. 5050, Class IM, IO, 3.50%, 10/25/50	4,467,157	816,159
REMICs Ser. 4165, Class AI, IO, 3.50%, 2/15/43	426,844	64,973
REMICs Ser. 4141, Class PI, IO, 3.00%, 12/15/42	481,600	58,904
REMICs Ser. 4158, Class TI, IO, 3.00%, 12/15/42	878,888	65,846
REMICs Ser. 4176, Class DI, IO, 3.00%, 12/15/42	954,649	66,751
REMICs Ser. 4183, Class MI, IO, 3.00%, 2/15/42	328,442	22,695
REMICs IFB Ser. 4738, Class QS, IO,
((-1 x ICE LIBOR USD 1 Month) + 6.20%),
1.882%, 12/15/47	800,875	90,247
REMICs IFB Ser. 4839, Class AS, IO, ((-1 x ICE
LIBOR USD 1 Month) + 6.05%), 1.732%, 6/15/42	3,346,601	151,790
REMICs IFB Ser. 3852, Class NT, ((-1 x ICE LIBOR
USD 1 Month) + 6.00%), 1.682%, 5/15/41	95,407	79,887
REMICs IFB Ser. 4945, Class SL, IO, ((-1 x ICE
LIBOR USD 1 Month) + 6.05%), 1.661%, 1/25/50	4,348,506	402,928
REMICs IFB Ser. 4912, Class PS, IO, ((-1 x ICE
LIBOR USD 1 Month) + 6.05%), 1.661%, 9/25/49	545,490	52,869
REMICs IFB Ser. 4994, Class SD, IO, ((-1 x ICE
LIBOR USD 1 Month) + 5.60%), 1.211%, 2/25/49	1,873,698	120,254
REMICs Ser. 3369, Class BO, PO, zero %, 9/15/37	2,044	1,618
REMICs Ser. 3391, PO, zero %, 4/15/37	14,169	11,583
REMICs Ser. 3175, Class MO, PO,
zero %, 6/15/36	2,791	2,307
REMICs Ser. 3210, PO, zero %, 5/15/36	1,705	1,648
REMICs FRB Ser. 3117, Class AF, (ICE LIBOR USD
1 Month + 0.00%), zero %, 2/15/36	4,390	3,869
Federal National Mortgage Association
REMICs IFB Ser. 06-62, Class PS, ((-6 x ICE LIBOR
USD 1 Month) + 39.90%), 13.568%, 7/25/36	48,358	88,935
REMICs IFB Ser. 06-8, Class HP, ((-3.667
x ICE LIBOR USD 1 Month) + 24.57%),
8.475%, 3/25/36	67,722	72,445
REMICs IFB Ser. 07-53, Class SP, ((-3.667
x ICE LIBOR USD 1 Month) + 24.20%),
8.108%, 6/25/37	45,612	71,683
REMICs IFB Ser. 05-106, Class JC, ((-3.101
x ICE LIBOR USD 1 Month) + 20.12%),
6.516%, 12/25/35	65,705	88,205
REMICs Ser. 15-33, Class AI, IO, 5.00%, 6/25/45	923,550	153,358
REMICs IFB Ser. 11-4, Class CS, ((-2 x ICE LIBOR
USD 1 Month) + 12.90%), 4.123%, 5/25/40	53,355	54,937
REMICs Ser. 15-3, Class BI, IO, 4.00%, 3/25/44	13,327	82
REMICs Ser. 12-124, Class UI, IO,
4.00%, 11/25/42	1,061,195	191,083
REMICs Ser. 12-62, Class EI, IO, 4.00%, 4/25/41	78,410	1,625
REMICs Ser. 12-22, Class CI, IO, 4.00%, 3/25/41	122,572	5,261
REMICs Ser. 13-18, Class IN, IO, 3.50%, 3/25/43	234,039	36,840
REMICs Ser. 13-55, Class IK, IO, 3.00%, 4/25/43	291,714	37,656

6	Putnam VT Income Fund

	Principal
MORTGAGE-BACKED SECURITIES (33.3%)* cont.	amount	Value

Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
REMICs Ser. 12-144, Class KI, IO,
3.00%, 11/25/42	$799,446	$61,285
REMICs Ser. 13-55, Class PI, IO, 3.00%, 5/25/42	209,028	8,618
REMICs Ser. 13-67, Class IP, IO, 3.00%, 2/25/42	174,390	3,962
REMICs Ser. 13-30, Class IP, IO, 3.00%, 10/25/41	24,862	79
REMICs Ser. 13-23, Class LI, IO, 3.00%, 6/25/41	67,878	489
REMICs Ser. 21-12, Class NI, IO, 2.50%, 3/25/51	1,608,641	247,264
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x ICE
LIBOR USD 1 Month) + 6.40%), 2.011%, 4/25/40	288,602	30,795
REMICs IFB Ser. 20-70, Class SD, IO,
((-1 x ICE LIBOR USD 1 Month) + 6.25%),
1.861%, 10/25/50	5,539,519	609,790
REMICs IFB Ser. 17-108, Class SA, IO, ((-1 x ICE
LIBOR USD 1 Month) + 6.15%), 1.761%, 1/25/48	1,135,400	126,691
REMICs IFB Ser. 19-3, Class SA, IO, ((-1 x ICE
LIBOR USD 1 Month) + 6.10%), 1.711%, 2/25/49	2,529,497	194,468
REMICs IFB Ser. 18-94, Class SA, IO, ((-1 x ICE
LIBOR USD 1 Month) + 6.10%), 1.711%, 1/25/49	595,180	44,849
REMICs IFB Ser. 20-12, Class SK, IO, ((-1 x ICE
LIBOR USD 1 Month) + 6.05%), 1.661%, 3/25/50	1,066,178	109,283
REMICs IFB Ser. 16-8, Class SA, IO, ((-1 x ICE
LIBOR USD 1 Month) + 6.05%), 1.661%, 3/25/46	2,097,052	209,206
Interest Strip Ser. 372, Class 1, PO,
zero %, 8/25/36	8,593	6,898
Government National Mortgage Association
Ser. 09-79, Class IC, IO, 6.00%, 8/20/39	352,683	50,328
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	331,395	64,426
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	18,529	2,829
Ser. 14-180, IO, 5.00%, 12/20/44	935,553	192,368
Ser. 14-76, IO, 5.00%, 5/20/44	272,229	54,566
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	226,043	48,108
Ser. 11-116, Class IB, IO, 5.00%, 10/20/40	1,828	143
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	143,661	29,802
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	1,153,378	241,494
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	604,689	125,830
Ser. 17-132, Class IA, IO, 4.50%, 9/20/47	419,297	79,202
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	63,071	3,488
Ser. 12-129, IO, 4.50%, 11/16/42	305,203	55,367
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	211,088	40,085
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	310,303	55,249
Ser. 20-46, Class MI, IO, 4.00%, 4/20/50	846,237	142,946
Ser. 15-149, Class KI, IO, 4.00%, 10/20/45	585,079	96,011
Ser. 15-94, IO, 4.00%, 7/20/45	144,748	27,274
Ser. 15-99, Class LI, IO, 4.00%, 7/20/45	38,157	4,141
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	766,113	138,731
Ser. 17-45, Class IM, IO, 4.00%, 10/20/44	340,438	22,614
Ser. 14-2, Class IL, IO, 4.00%, 1/16/44	762,408	125,342
Ser. 14-63, Class PI, IO, 4.00%, 7/20/43	183,808	15,734
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	454,984	78,001
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42	1,650,009	288,818
Ser. 12-50, Class PI, IO, 4.00%, 12/20/41	205,108	21,702
Ser. 19-158, Class PI, IO, 3.50%, 12/20/49	1,336,715	220,291
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	164,518	18,906
Ser. 12-136, IO, 3.50%, 11/20/42	695,966	98,003
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	500,496	81,870
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	372,261	29,684
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	302,650	22,151
Ser. 14-100, Class JI, IO, 3.50%, 7/16/29	559,989	34,498
Ser. 16-H27, Class BI, IO, 3.204%, 12/20/66 W	834,677	25,233

	Principal
MORTGAGE-BACKED SECURITIES (33.3%)* cont.	amount	Value

Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 20-186, Class DI, IO, 3.00%, 12/20/50	$5,143,037	$766,206
Ser. 17-H08, Class NI, IO, 2.097%, 3/20/67 W	2,153,607	89,000
Ser. 16-H11, Class HI, IO, 2.09%, 1/20/66 W	1,953,984	71,002
Ser. 15-H15, Class JI, IO, 1.929%, 6/20/65 W	1,243,256	61,790
IFB Ser. 14-131, Class BS, IO, ((-1 x ICE LIBOR
USD 1 Month) + 6.20%), 1.874%, 9/16/44	702,482	98,856
IFB Ser. 12-149, Class GS, IO, ((-1 x ICE LIBOR
USD 1 Month) + 6.20%), 1.847%, 12/20/42	1,200,279	111,638
Ser. 17-H09, Class DI, IO, 1.84%, 3/20/67 W	1,870,242	87,787
IFB Ser. 19-123, Class SL, IO, ((-1 x ICE LIBOR
USD 1 Month) + 6.15%), 1.797%, 10/20/49	1,232,402	70,590
IFB Ser. 18-168, Class KS, IO, ((-1 x ICE LIBOR
USD 1 Month) + 6.15%), 1.797%, 12/20/48	1,239,250	124,956
IFB Ser. 13-129, Class SN, IO, ((-1 x ICE LIBOR
USD 1 Month) + 6.15%), 1.797%, 9/20/43	168,858	15,494
Ser. 15-H12, Class AI, IO, 1.795%, 5/20/65 W	1,875,677	81,029
Ser. 17-H10, Class MI, IO, 1.787%, 4/20/67 W	2,162,234	59,894
Ser. 15-H12, Class GI, IO, 1.77%, 5/20/65 W	2,062,126	97,126
Ser. 15-H20, Class AI, IO, 1.766%, 8/20/65 W	955,853	40,815
Ser. 15-H10, Class CI, IO, 1.753%, 4/20/65 W	1,177,861	56,302
IFB Ser. 20-32, Class GS, IO, ((-1 x ICE LIBOR USD
1 Month) + 6.10%), 1.747%, 3/20/50	991,410	103,506
IFB Ser. 20-11, Class SY, IO, ((-1 x ICE LIBOR USD
1 Month) + 6.10%), 1.747%, 1/20/50	810,578	73,268
IFB Ser. 19-83, Class JS, IO, ((-1 x ICE LIBOR USD
1 Month) + 6.10%), 1.747%, 7/20/49	975,166	89,286
IFB Ser. 19-83, Class SW, IO, ((-1 x ICE LIBOR
USD 1 Month) + 6.10%), 1.747%, 7/20/49	997,885	96,396
IFB Ser. 19-20, Class SB, IO, ((-1 x ICE LIBOR USD
1 Month) + 6.10%), 1.747%, 2/20/49	1,084,561	109,713
IFB Ser. 18-155, Class SE, IO, ((-1 x ICE LIBOR
USD 1 Month) + 6.10%), 1.747%, 11/20/48	671,105	62,854
IFB Ser. 19-119, Class KS, IO, ((-1 x ICE LIBOR
USD 1 Month) + 6.05%), 1.724%, 9/16/49	1,412,129	201,761
IFB Ser. 20-55, Class SA, IO, ((-1 x ICE LIBOR USD
1 Month) + 6.05%), 1.697%, 4/20/50	1,873,932	162,582
IFB Ser. 20-15, Class CS, IO, ((-1 x ICE LIBOR USD
1 Month) + 6.05%), 1.697%, 2/20/50	43,067	3,008
IFB Ser. 19-44, Class SA, IO, ((-1 x ICE LIBOR USD
1 Month) + 6.05%), 1.697%, 4/20/49	867,894	67,322
IFB Ser. 19-21, Class SJ, IO, ((-1 x ICE LIBOR USD
1 Month) + 6.05%), 1.697%, 2/20/49	585,862	45,548
IFB Ser. 19-121, Class SD, IO, ((-1 x ICE LIBOR
USD 1 Month) + 6.00%), 1.647%, 10/20/49	142,633	19,354
Ser. 15-H12, Class EI, IO, 1.64%, 4/20/65 W	2,420,110	97,288
Ser. 16-H14, IO, 1.613%, 6/20/66 W	2,327,542	82,542
Ser. 15-H09, Class BI, IO, 1.606%, 3/20/65 W	1,313,555	47,201
Ser. 15-H25, Class AI, IO, 1.546%, 9/20/65 W	1,961,618	70,618
Ser. 15-H28, Class DI, IO, 1.529%, 8/20/65 W	1,470,440	57,169
Ser. 15-H17, Class CI, IO, 1.507%, 6/20/65 W	1,125,478	20,605
Ser. 15-H01, Class CI, IO, 1.50%, 12/20/64 W	1,014,841	20,741
Ser. 14-H11, Class GI, IO, 1.442%, 6/20/64 W	3,940,450	151,940
Ser. 17-H12, Class QI, IO, 1.437%, 5/20/67 W	1,719,190	64,348
Ser. 14-H07, Class BI, IO, 1.423%, 5/20/64 W	3,785,590	148,774
Ser. 10-H19, Class GI, IO, 1.369%, 8/20/60 W	1,568,950	52,610
Ser. 16-H23, Class MI, IO, 1.09%, 10/20/66 W	6,590,013	214,519
Ser. 16-H23, Class NI, IO, 1.057%, 10/20/66 W	3,986,986	131,571
Ser. 16-H24, Class JI, IO, 0.988%, 11/20/66 W	834,404	40,687
Ser. 17-H14, Class EI, IO, 0.945%, 6/20/67 W	2,980,887	94,306
FRB Ser. 15-H16, Class XI, IO, 0.751%, 7/20/65 W	1,016,138	44,710
Ser. 15-H25, Class CI, IO, 0.709%, 10/20/65 W	1,398,109	44,460

Putnam VT Income Fund	7

	Principal
MORTGAGE-BACKED SECURITIES (33.3%)* cont.	amount	Value

Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 17-H18, Class CI, IO, 0.468%, 9/20/67 W	$1,543,047	$119,201
Ser. 19-H02, Class DI, IO, 0.435%, 11/20/68 W	2,512,288	112,133
Ser. 15-H13, Class AI, IO, 0.351%, 6/20/65 W	2,332,863	88,960
Ser. 15-H04, Class AI, IO, 0.018%, 12/20/64 W	1,843,794	52,651
Ser. 16-H02, Class HI, IO, 0.017%, 1/20/66 W	4,356,675	108,046
Ser. 16-H04, Class KI, IO, 0.011%, 2/20/66 W	1,786,202	40,246
		12,335,417
Commercial mortgage-backed securities (15.9%)
ACRES Commercial Realty, Ltd. 144A FRB
Ser. 21-FL1, Class A, (ICE LIBOR USD 1 Month
+ 1.20%), 5.526%, 6/15/36	345,000	335,331
Banc of America Commercial Mortgage Trust
FRB Ser. 15-UBS7, Class B, 4.339%, 9/15/48 W	285,000	260,201
FRB Ser. 07-1, Class XW, IO, 0.313%, 1/15/49 W	54,659	1
BANK FRB Ser. 18-BN13, Class XA, IO,
0.488%, 8/15/61 W	7,793,483	138,249
BBCMS Mortgage Trust 144A Ser. 21-C10, Class E,
2.00%, 7/15/54	247,000	119,112
BDS, Ltd. 144A FRB Ser. 21-FL10, Class A, (ICE
LIBOR USD 1 Month + 1.35%), 5.689%, 12/16/36
(Cayman Islands)	459,000	444,083
Bear Stearns Commercial Mortgage Securities
Trust FRB Ser. 07-T26, Class AJ, 5.566%, 1/12/45 W	4,799	4,631
Benchmark Mortgage Trust 144A Ser. 19-B13,
Class D, 2.50%, 8/15/57	185,000	129,500
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.08%, 12/15/47 W	72,758	70,576
FRB Ser. 11-C2, Class E, 5.08%, 12/15/47 W	597,000	500,448
Citigroup Commercial Mortgage Trust
FRB Ser. 15-P1, Class C, 4.368%, 9/15/48 W	585,000	530,030
FRB Ser. 14-GC19, Class XA, IO,
1.097%, 3/11/47 W	8,598,799	69,538
FRB Ser. 13-GC17, Class XA, IO,
0.989%, 11/10/46 W	3,388,835	16,142
FRB Ser. 14-GC23, Class XA, IO,
0.904%, 7/10/47 W	16,075,972	175,522
COMM Mortgage Trust
Ser. 12-LC4, Class B, 4.934%, 12/10/44 W	179,721	179,386
FRB Ser. 14-CR17, Class C, 4.781%, 5/10/47 W	912,000	829,815
FRB Ser. 14-UBS4, Class C, 4.649%, 8/10/47 W	283,000	261,030
FRB Ser. 18-COR3, Class C, 4.56%, 5/10/51 W	594,000	479,344
FRB Ser. 14-UBS6, Class C, 4.436%, 12/10/47 W	83,000	76,007
FRB Ser. 15-CR23, Class C, 4.301%, 5/10/48 W	293,000	270,414
FRB Ser. 14-LC15, Class XA, IO,
1.048%, 4/10/47 W	4,436,163	39,482
FRB Ser. 14-CR19, Class XA, IO,
0.932%, 8/10/47 W	4,229,115	46,193
FRB Ser. 13-CR11, Class XA, IO,
0.897%, 8/10/50 W	7,753,554	24,098
FRB Ser. 15-CR23, Class XA, IO,
0.86%, 5/10/48 W	4,297,801	62,598
FRB Ser. 14-UBS6, Class XA, IO,
0.836%, 12/10/47 W	7,115,771	83,496
COMM Mortgage Trust 144A
FRB Ser. 12-CR1, Class D, 5.891%, 5/15/45 W	115,000	86,143
FRB Ser. 13-CR13, Class D, 4.876%, 11/10/46 W	389,000	327,780
FRB Ser. 13-CR13, Class E, 4.876%, 11/10/46 W	123,000	93,236
FRB Ser. 14-CR17, Class D, 4.845%, 5/10/47 W	198,000	172,138
FRB Ser. 14-CR19, Class D, 4.697%, 8/10/47 W	178,000	159,338
FRB Ser. 13-CR6, Class D, 4.077%, 3/10/46 W	205,000	184,915

	Principal
MORTGAGE-BACKED SECURITIES (33.3%)* cont.	amount	Value

Commercial mortgage-backed securities cont.
COMM Mortgage Trust 144A
Ser. 13-LC6, Class E, 3.50%, 1/10/46	$261,000	$258,682
Ser. 17-COR2, Class D, 3.00%, 9/10/50	389,000	297,453
Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 07-C2, Class AX, IO, 0.014%, 1/15/49 W	3,118,449	4
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C1, Class C, 4.258%, 4/15/50 W	262,000	225,362
FRB Ser. 15-C3, Class XA, IO, 0.679%, 8/15/48 W	14,177,789	180,858
CSAIL Commercial Mortgage Trust 144A FRB
Ser. 15-C1, Class D, 3.758%, 4/15/50 W	502,000	336,674
CSMC Trust FRB Ser. 16-NXSR, Class XA, IO,
0.709%, 12/15/49 W	5,922,236	145,095
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A,
Class D, 5.361%, 8/10/44 W	289,988	264,962
GS Mortgage Securities Corp. II FRB
Ser. 18-GS10, Class C, 4.407%, 7/10/51 W	283,000	266,164
GS Mortgage Securities Corp., II 144A
Ser. 13-GC10, Class C, 4.285%, 2/10/46 W	339,000	338,096
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 5.055%, 1/10/47 W	584,000	397,120
Ser. 13-GC12, Class B, 3.777%, 6/10/46 W	549,000	540,927
FRB Ser. 13-GC12, Class XA, IO,
1.316%, 6/10/46 W	2,863,242	2,760
FRB Ser. 14-GC18, Class XA, IO,
1.023%, 1/10/47 W	4,414,895	30,463
FRB Ser. 14-GC22, Class XA, IO,
0.936%, 6/10/47 W	13,393,221	109,729
FRB Ser. 15-GS1, Class XA, IO,
0.758%, 11/10/48 W	19,390,227	383,112
FRB Ser. 13-GC13, Class XA, IO,
0.06%, 7/10/46 W	101,912,853	2,905
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.355%, 8/10/43 W	414,000	311,338
FRB Ser. 14-GC24, Class D, 4.532%, 9/10/47 W	510,000	332,483
Ser. 12-GCJ9, Class C, 4.448%, 11/10/45 W	123,497	121,705
FRB Ser. 11-GC5, Class XA, IO, zero %, 8/10/44 W	828,627	8
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C15, Class C, 5.18%, 11/15/45 W	246,000	234,608
FRB Ser. 14-C22, Class C, 4.547%, 9/15/47 W	287,000	258,481
FRB Ser. 13-C12, Class C, 4.113%, 7/15/45 W	256,000	244,017
FRB Ser. 14-C25, Class XA, IO,
0.808%, 11/15/47 W	2,791,707	31,795
FRB Ser. 14-C22, Class XA, IO, 0.799%, 9/15/47 W	14,598,905	136,516
FRB Ser. 13-C17, Class XA, IO, 0.688%, 1/15/47 W	2,208,274	9,614
JPMBB Commercial Mortgage
Securities Trust 144A
FRB Ser. 13-C14, Class E, 4.548%, 8/15/46 W	441,000	370,761
FRB Ser. C14, Class D, 4.548%, 8/15/46 W	715,000	389,023
Ser. 14-C25, Class E, 3.332%, 11/15/47 W	517,000	311,218
JPMorgan Chase Commercial Mortgage
Securities Trust
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	251,726	234,627
Ser. 13-LC11, Class B, 3.499%, 4/15/46	289,000	245,303
FRB Ser. 13-LC11, Class XA, IO, 1.22%, 4/15/46 W	2,158,873	949
FRB Ser. 13-C16, Class XA, IO,
0.833%, 12/15/46 W	3,926,806	14,727
JPMorgan Chase Commercial Mortgage
Securities Trust 144A
FRB Ser. 11-C3, Class D, 5.525%, 2/15/46 W	148,000	108,521
FRB Ser. 11-C3, Class F, 5.525%, 2/15/46 W	635,000	113,190
FRB Ser. 11-C3, Class B, 5.013%, 2/15/46 W	335,621	321,104
FRB Ser. 12-C6, Class E, 4.964%, 5/15/45 W	288,000	221,501

8	Putnam VT Income Fund

	Principal
MORTGAGE-BACKED SECURITIES (33.3%)* cont.	amount	Value

Commercial mortgage-backed securities cont.
JPMorgan Chase Commercial Mortgage
Securities Trust 144A
FRB Ser. 12-LC9, Class D, 4.064%, 12/15/47 W	$127,000	$126,710
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46 W	498,000	307,963
FRB Ser. 21-1MEM, Class D, 2.654%, 10/9/42 W	650,000	429,067
FRB Ser. 21-1MEM, Class E, 2.654%, 10/9/42 W	250,000	147,826
Ladder Capital Commercial Mortgage Trust 144A
FRB Ser. 17-LC26, Class XA, IO, 1.52%, 7/12/50 W	4,631,577	235,733
Morgan Stanley Bank of America Merrill
Lynch Trust
FRB Ser. 15-C27, Class C, 4.499%, 12/15/47 W	587,000	526,627
FRB Ser. 15-C23, Class B, 4.142%, 7/15/50 W	339,000	310,727
FRB Ser. 15-C25, Class XA, IO,
1.044%, 10/15/48 W	4,781,150	93,261
FRB Ser. 14-C17, Class XA, IO, 1.027%, 8/15/47 W	2,570,626	23,079
FRB Ser. 15-C26, Class XA, IO,
0.967%, 10/15/48 W	4,020,071	66,235
FRB Ser. 13-C7, Class XA, IO, 0.866%, 2/15/46 W	545,822	5
FRB Ser. 13-C12, Class XA, IO,
0.548%, 10/15/46 W	9,264,702	18,628
Morgan Stanley Bank of America Merrill
Lynch Trust 144A
FRB Ser. 13-C11, Class D, 4.398%, 8/15/46 W	319,000	22,248
FRB Ser. 15-C23, Class D, 4.142%, 7/15/50 W	531,000	448,729
FRB Ser. 13-C10, Class E, 4.07%, 7/15/46 W	683,000	233,859
FRB Ser. 13-C10, Class F, 4.07%, 7/15/46 W	273,000	57,405
Ser. 14-C17, Class E, 3.50%, 8/15/47	290,000	208,621
Ser. 14-C19, Class D, 3.25%, 12/15/47	261,000	225,424
FRB Ser. 13-C13, Class XB, IO,
0.152%, 11/15/46 W	55,988,000	50,389
Morgan Stanley Capital I Trust
Ser. 15-UBS8, Class B, 4.315%, 12/15/48 W	412,000	350,476
FRB Ser. 16-BNK2, Class XA, IO,
0.963%, 11/15/49 W	3,360,728	93,862
FRB Ser. 16-UB12, Class XA, IO,
0.652%, 12/15/49 W	8,730,022	176,469
Morgan Stanley Capital I Trust 144A FRB
Ser. 11-C3, Class E, 5.083%, 7/15/49 W	252,000	214,806
Multifamily Connecticut Avenue
Securities Trust 144A
FRB Ser. 20-01, Class M10, 8.139%, 3/25/50	403,000	372,188
FRB Ser. 19-01, Class M10, 7.639%, 10/25/49	780,104	732,427
PFP, Ltd. 144A FRB Ser. 22-9, Class A, 6.60%,
8/19/35 (Bermuda)	280,000	274,400
RIAL Issuer, Ltd. 144A FRB Ser. 22-FL8, Class B,
7.575%, 1/19/37	345,000	333,788
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A,
Class E, 8.00%, 12/28/38 (In default) †	859,373	9
UBS Commercial Mortgage Trust
Ser. 19-C17, Class C, 3.758%, 10/15/52 W	526,000	410,406
FRB Ser. 19-C17, Class XA, IO,
1.469%, 10/15/52 W	4,285,944	300,994
FRB Ser. 17-C7, Class XA, IO, 1.032%, 12/15/50 W	4,567,951	165,598
FRB Ser. 18-C12, Class XA, IO, 0.777%, 8/15/51 W	4,814,936	164,250
UBS Commercial Mortgage Trust 144A FRB
Ser. 12-C1, Class D, 6.446%, 5/10/45 W	49,252	43,598
UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 5.00%, 5/10/63 W	629,000	6
FRB Ser. 12-C2, Class E, 4.702%, 5/10/63 W	816,000	8,159
Ser. 13-C6, Class B, 3.875%, 4/10/46 W	126,000	124,066
Ser. 13-C6, Class E, 3.50%, 4/10/46	150,000	141,440

	Principal
MORTGAGE-BACKED SECURITIES (33.3%)* cont.	amount	Value

Commercial mortgage-backed securities cont.
UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 13-C6, Class XA, IO, 1.035%, 4/10/46 W	$2,637,695	$206
FRB Ser. 12-C2, Class XA, IO, 0.524%, 5/10/63 W	1,520,552	27
UBS-Citigroup Commercial Mortgage Trust 144A
FRB Ser. 11-C1, Class D, 6.461%, 1/10/45 W	270,065	242,572
Wachovia Bank Commercial Mortgage Trust FRB
Ser. 06-C29, IO, 0.166%, 11/15/48 W	349,288	137
Wells Fargo Commercial Mortgage Trust
FRB Ser. 20-C57, Class C, 4.023%, 8/15/53 W	230,000	187,446
FRB Ser. 19-C50, Class XA, IO, 1.412%, 5/15/52 W	4,485,949	295,413
FRB Ser. 17-C41, Class XA, IO,
1.153%, 11/15/50 W	3,238,029	136,761
FRB Ser. 14-LC16, Class XA, IO, 1.08%, 8/15/50 W	6,324,628	66,607
FRB Ser. 18-C43, Class XA, IO, 0.60%, 3/15/51 W	12,616,119	303,117
FRB Ser. 15-LC20, Class XB, IO,
0.476%, 4/15/50 W	13,766,000	130,364
Wells Fargo Commercial Mortgage Trust 144A
Ser. 14-LC16, Class D, 3.938%, 8/15/50	247,000	39,634
Ser. 16-C33, Class D, 3.123%, 3/15/59	244,000	191,881
Ser. 19-C53, Class D, 2.50%, 10/15/52	203,000	123,890
WF-RBS Commercial Mortgage Trust
FRB Ser. 14-C24, Class XA, IO, 0.84%, 11/15/47 W	5,941,060	69,319
FRB Ser. 14-C22, Class XA, IO, 0.783%, 9/15/57 W	13,548,554	6,883
FRB Ser. 13-C14, Class XA, IO, 0.649%, 6/15/46 W	13,868,700	12,917
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class F, 5.00%, 6/15/44 W	402,000	243,652
Ser. 11-C4, Class E, 4.844%, 6/15/44 W	55,000	42,113
FRB Ser. 11-C4, Class C, 4.844%, 6/15/44 W	258,549	247,806
FRB Ser. 12-C7, Class D, 4.651%, 6/15/45 W	231,000	129,255
FRB Ser. 13-C15, Class D, 4.529%, 8/15/46 W	919,000	544,388
FRB Ser. 12-C10, Class D, 4.422%, 12/15/45 W	768,000	563,911
FRB Ser. 12-C10, Class XA, IO,
1.181%, 12/15/45 W	308,445	238
FRB Ser. 13-C11, Class XA, IO, 0.937%, 3/15/45 W	575,008	15
		24,978,662
Residential mortgage-backed securities (non-agency) (9.5%)
Arroyo Mortgage Trust 144A Ser. 19-3, Class M1,
4.204%, 10/25/48 W	330,000	258,596
Bellemeade Re, Ltd. 144A
FRB Ser. 20-2A, Class B1, (ICE LIBOR USD
1 Month + 8.50%), 12.887%, 8/26/30 (Bermuda)	151,000	155,313
FRB Ser. 17-1, Class M2, (ICE LIBOR USD
1 Month + 3.35%), 7.739%, 10/25/27 (Bermuda)	212,698	212,415
BRAVO Residential Funding Trust 144A
Ser. 20-RPL1, Class M1, 3.25%, 5/26/59 W	353,000	308,035
Bunker Hill Loan Depositary Trust 144A FRB
Ser. 20-1, Class A3, 3.253%, 2/25/55 W	332,000	288,425
Chevy Chase Funding, LLC Mortgage-Backed
Certificates 144A FRB Ser. 04-3A, Class A2, (ICE
LIBOR USD 1 Month + 0.30%), 4.689%, 8/25/35	60,298	54,696
Citigroup Mortgage Loan Trust 144A Ser. 22-A,
Class A1, 6.17%, 9/25/62	151,439	149,173
COLT Mortgage Loan Trust 144A Ser. 20-2,
Class A2, 3.094%, 3/25/65 W	224,000	209,440
Credit Suisse Mortgage Trust 144A FRB
Ser. 20-RPL3, Class A1, 2.691%, 3/25/60 W	170,817	162,836
Deephaven Residential Mortgage Trust 144A
Ser. 20-2, Class A2, 2.594%, 5/25/65	137,644	136,045

Putnam VT Income Fund	9

	Principal
MORTGAGE-BACKED SECURITIES (33.3%)* cont.	amount	Value

Residential mortgage-backed securities (non-agency) cont.
Eagle Re, Ltd. 144A
FRB Ser. 19-1, Class M2, (ICE LIBOR USD
1 Month + 3.30%), 7.689%, 4/25/29 (Bermuda)	$191,000	$186,874
FRB Ser. 18-1, Class M1, (ICE LIBOR USD
1 Month + 1.70%), 6.089%, 11/25/28 (Bermuda)	216,801	212,971
Ellington Financial Mortgage Trust 144A FRB
Ser. 20-1, Class A2, 3.149%, 5/25/65 W	179,000	167,870
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN
Ser. 16-HQA1, Class M3, (ICE LIBOR USD
1 Month + 6.35%), 10.739%, 9/25/28	479,511	506,788
Structured Agency Credit Risk Debt FRN
Ser. 16-DNA3, Class M3, (ICE LIBOR USD
1 Month + 5.00%), 9.389%, 12/25/28	299,920	311,095
Structured Agency Credit Risk Debt FRN
Ser. 17-HQA3, Class B1, (ICE LIBOR USD
1 Month + 4.45%), 8.839%, 4/25/30	250,000	259,787
Structured Agency Credit Risk Debt FRN
Ser. 14-DN2, Class M3, (ICE LIBOR USD 1 Month
+ 3.60%), 7.989%, 4/25/24	137,169	138,815
Seasoned Credit Risk Transfer Trust Ser. 19-3,
Class M, 4.75%, 10/25/58 W	370,000	327,530
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs
FRB Ser. 22-HQA1, Class M2, (US 30 Day
Average SOFR + 5.25%), 9.178%, 3/25/42	911,000	883,670
Structured Agency Credit Risk Trust FRB
Ser. 19-DNA1, Class B1, (ICE LIBOR USD
1 Month + 4.65%), 9.039%, 1/25/49	400,000	417,660
Structured Agency Credit Risk Trust FRB
Ser. 19-DNA2, Class B1, (ICE LIBOR USD
1 Month + 4.35%), 8.739%, 3/25/49	90,000	92,555
Structured Agency Credit Risk Trust FRB
Ser. 19-HQA2, Class HQA2, (ICE LIBOR USD
1 Month + 4.10%), 8.489%, 4/25/49	463,000	470,404
Structured Agency Credit Risk Trust FRB
Ser. 18-DNA3, Class B1, (ICE LIBOR USD
1 Month + 3.90%), 8.289%, 9/25/48	70,000	71,300
Structured Agency Credit Risk Trust FRB
Ser. 18-DNA2, Class B1, (ICE LIBOR USD
1 Month + 3.70%), 8.089%, 12/25/30	310,000	310,413
Structured Agency Credit Risk Trust REMICs
FRB Ser. 20-HQA2, Class M2, (ICE LIBOR USD
1 Month + 3.10%), 7.489%, 3/25/50	170,896	172,643
Structured Agency Credit Risk Trust FRB
Ser. 19-FTR2, Class M2, (ICE LIBOR USD
1 Month + 2.15%), 6.539%, 11/25/48	686,000	658,238
Structured Agency Credit Risk Trust REMICs
FRB Ser. 20-HQA1, Class M2, (ICE LIBOR USD
1 Month + 1.90%), 6.289%, 1/25/50	202,176	199,053
Seasoned Credit Risk Transfer Trust Ser. 19-2,
Class M, 4.75%, 8/25/58 W	235,000	200,447
Federal National Mortgage Association
Connecticut Avenue Securities FRB
Ser. 17-C02, Class 2B1, (ICE LIBOR USD 1 Month
+ 5.50%), 9.889%, 9/25/29	200,000	216,913
Connecticut Avenue Securities FRB
Ser. 16-C03, Class 1M2, (ICE LIBOR USD 1 Month
+ 5.30%), 9.689%, 10/25/28	198,662	208,779
Connecticut Avenue Securities FRB
Ser. 17-C03, Class 1B1, (ICE LIBOR USD 1 Month
+ 4.85%), 9.239%, 10/25/29	150,000	158,030

	Principal
MORTGAGE-BACKED SECURITIES (33.3%)* cont.	amount	Value

Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association
Connecticut Avenue Securities FRB
Ser. 18-C04, Class 2B1, (ICE LIBOR USD 1 Month
+ 4.50%), 8.889%, 12/25/30	$297,000	$308,411
Connecticut Avenue Securities FRB
Ser. 17-C07, Class 1B1, (ICE LIBOR USD 1 Month
+ 4.00%), 8.389%, 5/25/30	250,000	256,155
Connecticut Avenue Securities FRB
Ser. 17-C01, Class 1EB1, (ICE LIBOR USD
1 Month + 1.25%), 5.639%, 7/25/29	52,223	51,755
Connecticut Avenue Securities FRB
Ser. 17-C07, Class 1EB2, (ICE LIBOR USD
1 Month + 1.00%), 5.389%, 5/25/30	243,448	242,443
Federal National Mortgage Association 144A
Connecticut Avenue Securities FRB
Ser. 17-C01, Class 1B1, (ICE LIBOR USD 1 Month
+ 5.75%), 10.139%, 7/25/29	208,000	228,242
Connecticut Avenue Securities Trust FRB
Ser. 19-R02, Class 1B1, (ICE LIBOR USD 1 Month
+ 4.15%), 8.539%, 8/25/31	59,000	59,962
Connecticut Avenue Securities Trust FRB
Ser. 22-R02, Class 2M2, (US 30 Day Average
SOFR + 3.00%), 6.928%, 1/25/42	1,084,000	1,022,009
Connecticut Avenue Securities Trust FRB
Ser. 19-R01, Class 2M2, (ICE LIBOR USD 1 Month
+ 2.45%), 6.839%, 7/25/31	15,445	15,406
Connecticut Avenue Securities Trust FRB
Ser. 19-HRP1, Class M2, (ICE LIBOR USD
1 Month + 2.15%), 6.539%, 11/25/39	131,256	128,282
Connecticut Avenue Securities Trust FRB
Ser. 20-R01, Class 1M2, (ICE LIBOR USD 1 Month
+ 2.05%), 6.439%, 1/25/40	150,089	149,049
Connecticut Avenue Securities Trust FRB
Ser. 20-R02, Class 2M2, (ICE LIBOR USD 1 Month
+ 2.00%), 6.389%, 1/25/40	133,729	131,723
Finance of America HECM Buyout 144A
Ser. 22-HB2, Class A1A, 4.00%, 12/25/24 W	296,430	287,350
FIRSTPLUS Home Loan Owner Trust Ser. 97-3,
Class B1, 7.79%, 11/10/23 (In default) †	77,731	8
GCAT Trust 144A Ser. 20-NQM2, Class A3,
2.935%, 4/25/65	46,115	41,389
Morgan Stanley Resecuritization Trust 144A
Ser. 15-R4, Class CB1, 3.45%, 8/26/47 W	119,099	115,284
New Residential Mortgage Loan Trust 144A FRB
Ser. 20-NQM2, Class A2, 2.891%, 5/24/60 W	212,000	183,185
NYMT Loan Trust 144A Ser. 22-SP1, Class A1,
5.25%, 7/25/62	162,954	154,806
Oaktown Re II, Ltd. 144A FRB Ser. 18-1A, Class M2,
(ICE LIBOR USD 1 Month + 2.85%), 7.239%,
7/25/28 (Bermuda)	380,000	380,698
Onslow Bay Financial, LLC Trust 144A
Ser. 22-NQM7, Class A1, 5.35%, 8/25/62	297,693	293,688
Radnor Re, Ltd. 144A
FRB Ser. 19-1, Class M2, (ICE LIBOR USD
1 Month + 3.20%), 7.589%, 2/25/29 (Bermuda)	150,000	147,014
FRB Ser. 18-1, Class M2, (ICE LIBOR USD
1 Month + 2.70%), 7.089%, 3/25/28 (Bermuda)	191,309	190,706
Residential Mortgage Loan Trust 144A Ser. 20-2,
Class A3, 2.911%, 5/25/60 W	464,000	426,675
RMF Proprietary Issuance Trust 144A Ser. 22-3,
Class A, 4.00%, 8/25/62 W	116,000	89,320
Starwood Mortgage Residential Trust 144A
Ser. 20-2, Class A2, 3.97%, 4/25/60 W	83,114	82,853

10	Putnam VT Income Fund

	Principal
MORTGAGE-BACKED SECURITIES (33.3%)* cont.	amount	Value

Residential mortgage-backed securities (non-agency) cont.
Toorak Mortgage Corp., Ltd. 144A Ser. 20-1,
Class A1, 2.734%, 3/25/23 W	$261,786	$249,554
Towd Point Mortgage Trust 144A Ser. 18-5,
Class M1, 3.25%, 7/25/58 W	153,000	119,991
Verus Securitization Trust 144A Ser. 20-INV1,
Class A3, 3.889%, 3/25/60 W	100,000	92,090
Visio Trust 144A Ser. 22-1, Class A2,
5.85%, 8/25/57	149,767	141,461
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR13, Class A1C4, (ICE LIBOR USD
1 Month + 0.86%), 5.249%, 10/25/45	763,263	691,232
FRB Ser. 05-AR17, Class A1B2, (ICE LIBOR USD
1 Month + 0.82%), 5.209%, 12/25/45	561,363	488,330
		14,875,880

Total mortgage-backed securities (cost $60,604,324)		$52,189,959

	Principal
CORPORATE BONDS AND NOTES (28.4%)*	amount	Value

Basic materials (1.4%)
Cabot Corp. sr. unsec. bonds 5.00%, 6/30/32	$75,000	$69,345
Celanese US Holdings, LLC company guaranty
sr. unsec. bonds 6.379%, 7/15/32 (Germany)	90,000	85,585
Celanese US Holdings, LLC company guaranty
sr. unsec. notes 6.165%, 7/15/27 (Germany)	500,000	493,163
Celanese US Holdings, LLC company guaranty
sr. unsec. notes 3.50%, 5/8/24 (Germany)	13,000	12,558
Celanese US Holdings, LLC company guaranty
sr. unsec. notes 1.40%, 8/5/26 (Germany)	65,000	54,371
CF Industries, Inc. company guaranty sr. unsec.
bonds 4.95%, 6/1/43	227,000	194,204
Glencore Funding, LLC 144A company guaranty
sr. unsec. notes 4.125%, 3/12/24	50,000	49,198
Glencore Funding, LLC 144A company guaranty
sr. unsec. notes 4.00%, 3/27/27	124,000	117,022
Huntsman International, LLC sr. unsec. notes
4.50%, 5/1/29	150,000	134,712
International Flavors & Fragrances, Inc. sr. unsec.
notes 4.45%, 9/26/28	75,000	70,587
International Flavors & Fragrances, Inc.
144A company guaranty sr. unsec. bonds
3.468%, 12/1/50	20,000	13,538
International Flavors & Fragrances, Inc. 144A sr.
unsec. notes 2.30%, 11/1/30	35,000	27,768
LyondellBasell Industries NV sr. unsec. unsub.
bonds 4.625%, 2/26/55	225,000	175,156
Nutrien, Ltd. sr. unsec. bonds 5.25%,
1/15/45 (Canada)	44,000	40,199
Nutrien, Ltd. sr. unsec. notes 2.95%,
5/13/30 (Canada)	25,000	21,418
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%,
4/1/29 (Canada)	95,000	89,234
Sherwin-Williams Co. (The) sr. unsec. unsub.
bonds 3.45%, 6/1/27	135,000	126,621
Sherwin-Williams Co. (The) sr. unsec. unsub.
bonds 3.30%, 5/15/50	50,000	34,175
Westlake Corp. sr. unsec. unsub. notes
3.60%, 8/15/26	198,000	186,043
WestRock MWV, LLC company guaranty sr.
unsec. unsub. notes 8.20%, 1/15/30	105,000	118,397
WestRock MWV, LLC company guaranty sr.
unsec. unsub. notes 7.95%, 2/15/31	39,000	43,821
Weyerhaeuser Co. sr. unsec. unsub. notes
7.375%, 3/15/32 R	32,000	35,372
		2,192,487

	Principal
CORPORATE BONDS AND NOTES (28.4%)* cont.	amount	Value

Capital goods (1.2%)
Berry Global, Inc. 144A company guaranty sr.
notes 1.65%, 1/15/27	$168,000	$143,685
Berry Global, Inc. 144A company guaranty sr.
notes 1.57%, 1/15/26	109,000	97,099
Boeing Co. (The) sr. unsec. notes 4.875%, 5/1/25	202,000	200,453
Boeing Co. (The) sr. unsec. notes 1.433%, 2/4/24	155,000	148,538
Johnson Controls International PLC sr. unsec.
notes 3.90%, 2/14/26	138,000	134,007
L3Harris Technologies, Inc. sr. unsec. notes
3.85%, 12/15/26	132,000	125,886
L3Harris Technologies, Inc. sr. unsec. sub. notes
4.40%, 6/15/28	73,000	69,877
Northrop Grumman Corp. sr. unsec. bonds
5.25%, 5/1/50	45,000	44,311
Northrop Grumman Corp. sr. unsec. unsub.
notes 3.25%, 1/15/28	240,000	221,340
Oshkosh Corp. sr. unsec. sub. notes
4.60%, 5/15/28	125,000	118,796
Oshkosh Corp. sr. unsec. unsub. notes
3.10%, 3/1/30	15,000	12,650
Raytheon Technologies Corp. sr. unsec. unsub.
notes 4.125%, 11/16/28	370,000	354,130
Waste Connections, Inc. sr. unsec. bonds
4.20%, 1/15/33	25,000	23,219
Waste Connections, Inc. sr. unsec. bonds
3.20%, 6/1/32	22,000	18,872
Waste Connections, Inc. sr. unsec. sub. bonds
3.50%, 5/1/29	110,000	100,639
		1,813,502
Communication services (2.2%)
American Tower Corp. sr. unsec. notes
2.90%, 1/15/30 R	48,000	40,650
American Tower Corp. sr. unsec. sub. notes
2.75%, 1/15/27 R	235,000	213,030
American Tower Corp. sr. unsec. unsub. notes
3.55%, 7/15/27 R	118,000	109,268
AT&T, Inc. company guaranty sr. unsec. unsub.
notes 2.30%, 6/1/27	194,000	172,541
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33	162,000	124,499
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	335,000	283,214
AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27	231,000	224,769
Charter Communications Operating,
LLC/Charter Communications Operating
Capital Corp. company guaranty sr. notes
2.25%, 1/15/29	83,000	66,805
Charter Communications Operating, LLC/
Charter Communications Operating Capital
Corp. company guaranty sr. sub. notes
4.908%, 7/23/25	454,000	444,966
Comcast Corp. company guaranty sr. unsec.
notes 3.45%, 2/1/50	135,000	97,908
Comcast Corp. company guaranty sr. unsec.
unsub. bonds 3.999%, 11/1/49	168,000	132,568
Comcast Corp. company guaranty sr. unsec.
unsub. bonds 2.35%, 1/15/27	286,000	259,859
Cox Communications, Inc. 144A sr. unsec. bonds
4.50%, 6/30/43	90,000	72,826
Cox Communications, Inc. 144A sr. unsec. bonds
3.50%, 8/15/27	56,000	51,983
Cox Communications, Inc. 144A sr. unsec. notes
3.35%, 9/15/26	44,000	41,138

Putnam VT Income Fund	11

	Principal
CORPORATE BONDS AND NOTES (28.4%)* cont.	amount	Value

Communication services cont.
Crown Castle, Inc. sr. unsec. bonds
3.65%, 9/1/27 R	$130,000	$120,749
Crown Castle, Inc. sr. unsec. notes
4.75%, 5/15/47 R	25,000	21,204
Crown Castle, Inc. sr. unsec. sub. bonds
3.30%, 7/1/30 R	195,000	170,585
Equinix, Inc. sr. unsec. sub. notes
3.20%, 11/18/29 R	193,000	167,991
Equinix, Inc. sr. unsec. sub. notes
2.50%, 5/15/31 R	70,000	56,244
T-Mobile USA, Inc. company guaranty sr. bonds
4.50%, 4/15/50	261,000	214,578
T-Mobile USA, Inc. company guaranty sr. notes
3.875%, 4/15/30	7,000	6,341
Telefonica Emisiones SA company guaranty sr.
unsec. bonds 4.895%, 3/6/48 (Spain)	13,000	9,991
Verizon Communications, Inc. sr. unsec. unsub.
notes 4.40%, 11/1/34	85,000	78,052
Verizon Communications, Inc. sr. unsec. unsub.
notes 4.329%, 9/21/28	117,000	112,494
Verizon Communications, Inc. sr. unsec. unsub.
notes 2.10%, 3/22/28	250,000	216,970
		3,511,223
Conglomerates (0.2%)
General Electric Co. jr. unsec. sub. FRN
(ICE LIBOR USD 3 Month + 3.33%), 8.099%,
perpetual maturity	333,000	327,153
		327,153
Consumer cyclicals (2.3%)
Alimentation Couche-Tard, Inc. 144A
company guaranty sr. unsec. notes 3.55%,
7/26/27 (Canada)	260,000	239,850
Alimentation Couche-Tard, Inc. 144A sr. unsec.
notes 2.95%, 1/25/30 (Canada)	134,000	113,559
Amazon.com, Inc. sr. unsec. notes
3.15%, 8/22/27	165,000	155,045
Amazon.com, Inc. sr. unsec. unsub. bonds
2.70%, 6/3/60	453,000	272,857
Amazon.com, Inc. sr. unsec. unsub. notes
2.10%, 5/12/31	101,000	82,482
Autonation, Inc. company guaranty sr. unsec.
notes 4.50%, 10/1/25	30,000	29,176
Autonation, Inc. sr. unsec. bonds 2.40%, 8/1/31	39,000	28,041
Block, Inc. sr. unsec. notes 3.50%, 6/1/31	90,000	71,813
BMW US Capital, LLC 144A company guaranty sr.
unsec. notes 3.95%, 8/14/28	140,000	132,184
Booking Holdings, Inc. sr. unsec. sub. notes
4.625%, 4/13/30	120,000	115,893
D.R. Horton, Inc. company guaranty sr. unsec.
sub. notes 5.75%, 8/15/23	120,000	120,384
Discovery Communications, LLC company
guaranty sr. unsec. unsub. notes 3.625%, 5/15/30	18,000	14,834
General Motors Co. sr. unsec. bonds
5.20%, 4/1/45	115,000	93,469
General Motors Financial Co., Inc. company
guaranty sr. unsec. notes 4.00%, 10/6/26	95,000	89,419
General Motors Financial Co., Inc. sr. unsec.
notes 3.10%, 1/12/32	62,000	48,580
General Motors Financial Co., Inc. sr. unsec.
notes 2.35%, 2/26/27	158,000	137,984
General Motors Financial Co., Inc. sr. unsec.
notes 1.25%, 1/8/26	37,000	32,581

	Principal
CORPORATE BONDS AND NOTES (28.4%)* cont.	amount	Value

Consumer cyclicals cont.
Global Payments, Inc. sr. unsec. notes
2.15%, 1/15/27	$60,000	$52,341
Interpublic Group of Cos, Inc. (The) sr. unsec.
unsub. notes 2.40%, 3/1/31	78,000	61,566
Interpublic Group of Cos., Inc. (The) sr. unsec.
sub. bonds 4.65%, 10/1/28	226,000	216,235
Lennar Corp. company guaranty sr. unsec.
unsub. notes 4.75%, 11/29/27	176,000	169,666
Moody’s Corp. sr. unsec. bonds 5.25%, 7/15/44	108,000	103,955
Moody’s Corp. sr. unsec. notes 3.25%, 1/15/28	66,000	60,836
Paramount Global sr. unsec. unsub. notes
4.20%, 6/1/29	50,000	44,517
Paramount Global sr. unsec. unsub. notes
2.90%, 1/15/27	58,000	52,050
S&P Global, Inc. company guaranty sr. unsec.
bonds 2.50%, 12/1/29	70,000	59,843
S&P Global, Inc. company guaranty sr. unsec.
notes 1.25%, 8/15/30	41,000	31,533
S&P Global, Inc. 144A company guaranty sr.
unsec. notes 4.75%, 8/1/28	65,000	64,241
Sirius XM Radio, Inc. 144A company guaranty sr.
unsec. bonds 3.875%, 9/1/31	130,000	101,422
Stellantis Finance US, Inc. 144A company
guaranty sr. unsec. notes 1.711%, 1/29/27	200,000	171,785
Volkswagen Group of America Finance, LLC
144A company guaranty sr. unsec. notes
4.35%, 6/8/27	200,000	191,706
Walt Disney Co. (The) company guaranty sr.
unsec. bonds 7.75%, 12/1/45	55,000	68,727
Warnermedia Holdings, Inc. 144A company
guaranty sr. unsec. bonds 4.279%, 3/15/32	548,000	451,423
		3,679,997
Consumer staples (0.9%)
Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. bonds 4.60%, 4/15/48	73,000	63,433
Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. notes 4.00%, 4/13/28	340,000	323,600
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	335,000	313,074
CVS Pass-Through Trust sr. notes
6.036%, 12/10/28	16,290	16,197
ERAC USA Finance, LLC 144A company guaranty
sr. unsec. notes 7.00%, 10/15/37	83,000	90,172
ERAC USA Finance, LLC 144A company guaranty
sr. unsec. notes 5.625%, 3/15/42	90,000	85,087
ERAC USA Finance, LLC 144A company guaranty
sr. unsec. notes 3.85%, 11/15/24	5,000	4,831
ERAC USA Finance, LLC 144A company guaranty
sr. unsec. unsub. notes 3.30%, 12/1/26	40,000	37,103
Keurig Dr Pepper, Inc. company guaranty sr.
unsec. bonds 3.20%, 5/1/30	38,000	33,115
Keurig Dr Pepper, Inc. company guaranty sr.
unsec. unsub. notes 3.43%, 6/15/27	66,000	61,418
Kraft Heinz Foods Co. company guaranty sr.
unsec. sub. notes 3.875%, 5/15/27	182,000	173,882
Netflix, Inc. sr. unsec. unsub. notes
5.875%, 11/15/28	49,000	49,663
Netflix, Inc. sr. unsec. unsub. notes
4.375%, 11/15/26	200,000	192,500
		1,444,075
Energy (1.6%)
BP Capital Markets America, Inc. company
guaranty sr. unsec. notes 3.119%, 5/4/26	370,000	350,717
Cheniere Corpus Christi Holdings, LLC company
guaranty sr. notes 5.875%, 3/31/25	60,000	60,364

12	Putnam VT Income Fund

	Principal
CORPORATE BONDS AND NOTES (28.4%)* cont.	amount	Value

Energy cont.
Cheniere Corpus Christi Holdings, LLC company
guaranty sr. notes 5.125%, 6/30/27	$152,000	$150,165
Cheniere Energy Partners LP company guaranty
sr. unsec. unsub. notes 3.25%, 1/31/32	89,000	70,729
Continental Resources, Inc. company guaranty
sr. unsec. notes 4.375%, 1/15/28	130,000	119,114
Diamondback Energy, Inc. company guaranty sr.
unsec. notes 3.25%, 12/1/26	90,000	83,709
DT Midstream, Inc. 144A sr. bonds 4.30%, 4/15/32	40,000	35,142
EQT Corp. sr. unsec. notes 5.678%, 10/1/25	15,000	14,927
EQT Corp. sr. unsec. notes 5.00%, 1/15/29	210,000	197,139
Kinetik Holdings LP 144A company guaranty sr.
unsec. notes 5.875%, 6/15/30	130,000	121,912
Occidental Petroleum Corp. sr. unsec. sub. notes
8.50%, 7/15/27	109,000	117,372
ONEOK, Inc. company guaranty sr. unsec. unsub.
notes 6.10%, 11/15/32	205,000	204,990
Patterson-UTI Energy, Inc. sr. unsec. sub. notes
5.15%, 11/15/29	36,000	32,266
Sabine Pass Liquefaction, LLC sr. notes
5.00%, 3/15/27	103,000	100,994
Shell International Finance BV company
guaranty sr. unsec. unsub. notes 2.875%, 5/10/26
(Netherlands)	230,000	216,591
Spectra Energy Partners LP sr. unsec. notes
3.375%, 10/15/26	145,000	134,926
TotalEnergies Capital International SA company
guaranty sr. unsec. unsub. notes 2.829%,
1/10/30 (France)	335,000	295,689
Transcanada Trust company guaranty jr. unsec.
sub. FRB 5.30%, 3/15/77 (Canada)	215,000	180,600
		2,487,346
Financials (11.8%)
ABN AMRO Bank NV 144A unsec. sub. notes
4.75%, 7/28/25 (Netherlands)	200,000	193,962
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust company guaranty sr. unsec.
bonds 3.30%, 1/30/32 (Ireland)	245,000	191,531
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust company guaranty sr. unsec.
notes 4.50%, 9/15/23 (Ireland)	165,000	163,916
Air Lease Corp. sr. unsec. sub. bonds
4.625%, 10/1/28	40,000	37,414
Air Lease Corp. sr. unsec. sub. notes
3.25%, 10/1/29	260,000	221,384
Ally Financial, Inc. company guaranty sr. unsec.
notes 8.00%, 11/1/31	145,000	149,690
Ally Financial, Inc. sr. unsec. notes 4.75%, 6/9/27	20,000	18,746
American Express Co. sr. unsec. unsub. notes
3.375%, 5/3/24	210,000	205,724
Aon PLC company guaranty sr. unsec. unsub.
notes 4.25%, 12/12/42	171,000	134,310
Ares Capital Corp. sr. unsec. sub. notes
3.875%, 1/15/26	223,000	204,369
Australia and New Zealand Banking Group, Ltd.
144A unsec. sub. FRB 2.57%, 11/25/35 (Australia)	245,000	179,763
Australia and New Zealand Banking Group, Ltd./
United Kingdom 144A jr. unsec. sub. FRB 6.75%,
perpetual maturity (United Kingdom)	200,000	199,282
Banco Santander SA sr. unsec. unsub. notes
4.379%, 4/12/28 (Spain)	200,000	187,660
Banco Santander SA unsec. sub. notes 5.179%,
11/19/25 (Spain)	800,000	786,942

	Principal
CORPORATE BONDS AND NOTES (28.4%)* cont.	amount	Value

Financials cont.
Bank of America Corp. jr. unsec. sub. FRN Ser. AA,
6.10%, perpetual maturity	$245,000	$236,425
Bank of America Corp. jr. unsec. sub. FRN Ser. Z,
6.50%, perpetual maturity	40,000	39,453
Bank of America Corp. sr. unsec. FRN Ser. MTN,
2.496%, 2/13/31	195,000	158,494
Bank of America Corp. unsec. sub. FRB
3.846%, 3/8/37	385,000	318,803
Bank of America Corp. unsec. sub. FRN (ICE
LIBOR USD 3 Month + 0.76%), 5.529%, 9/15/26	100,000	97,068
Bank of America Corp. unsec. sub. notes
6.11%, 1/29/37	300,000	303,408
Bank of America Corp. unsec. sub. notes
Ser. MTN, 4.20%, 8/26/24	180,000	177,215
Bank of Montreal unsec. sub. FRN 3.803%,
12/15/32 (Canada)	95,000	83,649
Berkshire Hathaway Finance Corp. company
guaranty sr. unsec. notes 4.30%, 5/15/43	210,000	188,254
BNP Paribas SA 144A jr. unsec. sub. FRN 4.625%,
perpetual maturity (France)	200,000	154,520
Boston Properties, LP sr. unsec. notes
6.75%, 12/1/27 R	52,000	53,618
BPCE SA 144A unsec. sub. notes 4.50%,
3/15/25 (France)	317,000	304,484
Capital One Financial Corp. unsec. sub. FRB
2.359%, 7/29/32	225,000	161,836
Capital One Financial Corp. unsec. sub. notes
4.20%, 10/29/25	225,000	217,426
Citigroup, Inc. jr. unsec. sub. FRN 3.875%,
perpetual maturity	135,000	115,088
Citigroup, Inc. sr. unsec. FRN 5.61%, 9/29/26	105,000	105,449
Citigroup, Inc. sr. unsec. FRN 3.106%, 4/8/26	21,000	19,878
Citigroup, Inc. sr. unsec. unsub. FRB
3.887%, 1/10/28	64,000	59,806
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	1,005,000	958,175
Citizens Bank NA sr. unsec. FRN 4.119%, 5/23/25	270,000	264,200
CNO Financial Group, Inc. sr. unsec. unsub. notes
5.25%, 5/30/25	70,000	69,445
Commonwealth Bank of Australia 144A sr. unsec.
notes 2.552%, 3/14/27 (Australia)	182,000	165,456
Corebridge Financial, Inc. 144A sr. unsec. notes
3.85%, 4/5/29	100,000	91,081
Credit Agricole SA 144A unsec. sub. FRN 4.00%,
1/10/33 (France)	400,000	348,523
Credit Suisse AG sr. unsec. notes 4.75%, 8/9/24	250,000	238,711
Credit Suisse Group AG 144A jr. unsec. sub. FRN
7.50%, perpetual maturity (Switzerland)	225,000	195,750
Credit Suisse Group AG 144A sr. unsec. FRN
2.193%, 6/5/26 (Switzerland)	250,000	213,523
Deutsche Bank AG sr. unsec. unsub. FRN 2.222%,
9/18/24 (Germany)	150,000	144,874
Deutsche Bank AG unsec. sub. notes 4.50%,
4/1/25 (Germany)	200,000	190,036
Deutsche Bank AG/New York, NY sr. unsec.
unsub. FRN 2.311%, 11/16/27 (Germany)	150,000	127,182
Digital Realty Trust LP company guaranty sr.
unsec. bonds 4.45%, 7/15/28 R	265,000	250,887
Fairfax Financial Holdings, Ltd. sr. unsec. notes
4.85%, 4/17/28 (Canada)	220,000	207,920
Fairfax US, Inc. 144A company guaranty sr.
unsec. notes 4.875%, 8/13/24	25,000	24,385
Fidelity National Financial, Inc. sr. unsec. bonds
3.20%, 9/17/51	89,000	51,693

Putnam VT Income Fund	13

	Principal
CORPORATE BONDS AND NOTES (28.4%)* cont.	amount	Value

Financials cont.
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%,
perpetual maturity	$61,000	$57,950
First-Citizens Bank & Trust Co. unsec. sub. notes
6.125%, 3/9/28	107,000	108,741
Five Corners Funding Trust 144A sr. unsec. bonds
4.419%, 11/15/23	235,000	232,827
GLP Capital LP/GLP Financing II, Inc. company
guaranty sr. unsec. unsub. notes 5.375%, 4/15/26	88,000	86,334
Goldman Sachs Group, Inc. (The) jr. unsec. sub.
FRN 3.65%, 7/28/51	164,000	132,430
Goldman Sachs Group, Inc. (The) sr. unsec. FRB
4.223%, 5/1/29	188,000	175,144
Goldman Sachs Group, Inc. (The) sr. unsec.
unsub. notes 3.85%, 1/26/27	405,000	385,610
Goldman Sachs Group, Inc. (The) sr. unsec.
unsub. notes 2.60%, 2/7/30	62,000	51,740
Goldman Sachs Group, Inc. (The) sr. unsec.
unsub. notes 5.70%, 11/1/24	115,000	116,369
Goldman Sachs Group, Inc. (The) unsec. sub.
notes 6.75%, 10/1/37	314,000	335,045
Intercontinental Exchange, Inc. sr. unsec. bonds
1.85%, 9/15/32	118,000	88,763
Intercontinental Exchange, Inc. sr. unsec. notes
4.00%, 9/15/27	200,000	193,225
Intercontinental Exchange, Inc. sr. unsec. notes
3.65%, 5/23/25	20,000	19,523
Intesa Sanpaolo SpA 144A unsec. sub. bonds
4.198%, 6/1/32 (Italy)	210,000	154,289
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25 R	75,000	73,494
JPMorgan Chase & Co. jr. unsec. bonds 6.10%,
perpetual maturity	87,000	84,674
JPMorgan Chase & Co. jr. unsec. sub. FRB
Ser. HH, 4.60%, perpetual maturity	429,000	378,056
JPMorgan Chase & Co. jr. unsec. sub. FRB
Ser. W, (ICE LIBOR USD 3 Month + 1.00%),
5.606%, 5/15/47	63,000	48,231
JPMorgan Chase & Co. jr. unsec. sub. FRN 3.65%,
perpetual maturity	87,000	74,494
JPMorgan Chase & Co. sr. unsec. unsub. FRB
3.964%, 11/15/48	735,000	573,283
JPMorgan Chase & Co. unsec. sub. notes
4.125%, 12/15/26	46,000	44,447
KeyCorp sr. unsec. unsub. FRN Ser. MTN,
3.878%, 5/23/25	103,000	100,782
KKR Group Finance Co. VI, LLC 144A company
guaranty sr. unsec. bonds 3.75%, 7/1/29	110,000	98,921
Liberty Mutual Group, Inc. 144A company
guaranty sr. unsec. bonds 5.50%, 6/15/52	200,000	179,867
Lloyds Banking Group PLC unsec. sub. FRB
3.369%, 12/14/46 (United Kingdom)	305,000	197,782
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes
4.375%, 3/15/29	194,000	187,382
Massachusetts Mutual Life Insurance Co. 144A
unsec. sub. bonds 3.729%, 10/15/70	36,000	23,592
MetLife Capital Trust IV 144A jr. unsec. sub. notes
7.875%, 12/15/37	340,000	367,237
MetLife, Inc. jr. unsec. sub. notes 6.40%, 12/15/36	85,000	82,204
Mitsubishi UFJ Financial Group, Inc. sr. unsec.
unsub. notes 3.85%, 3/1/26 (Japan)	200,000	191,344
Morgan Stanley sr. unsec. unsub. notes
4.375%, 1/22/47	760,000	643,162

	Principal
CORPORATE BONDS AND NOTES (28.4%)* cont.	amount	Value

Financials cont.
Neuberger Berman Group, LLC/Neuberger
Berman Finance Corp. 144A sr. unsec. notes
4.875%, 4/15/45	$75,000	$60,511
PNC Financial Services Group, Inc. (The) unsec.
sub. FRB 4.626%, 6/6/33	320,000	295,622
Principal Life Global Funding II 144A company
guaranty sr. unsub. notes 3.00%, 4/18/26	145,000	134,518
Prologis LP sr. unsec. unsub. notes
2.25%, 4/15/30 R	54,000	44,988
Prudential Financial, Inc. jr. unsec. sub. FRN
5.625%, 6/15/43	66,000	64,510
Prudential Financial, Inc. jr. unsec. sub. FRN
5.20%, 3/15/44	196,000	185,754
Prudential Financial, Inc. sr. unsec. notes
6.625%, 6/21/40	1,000	1,080
Royal Bank of Canada unsec. sub. notes
Ser. GMTN, 4.65%, 1/27/26 (Canada)	140,000	138,130
Societe Generale SA 144A jr. unsec. sub. notes
5.375%, perpetual maturity (France)	200,000	162,027
Sumitomo Mitsui Financial Group, Inc. 144A
unsec. sub. bonds 4.436%, 4/2/24 (Japan)	205,000	201,468
Teachers Insurance & Annuity Association
of America 144A unsec. sub. notes
6.85%, 12/16/39	173,000	190,414
Toronto-Dominion Bank (The) unsec. sub. FRB
3.625%, 9/15/31 (Canada)	180,000	165,790
Truist Financial Corp. jr. unsec. sub. FRB Ser. N,
4.80%, 9/1/24	185,000	166,547
Truist Financial Corp. sr. unsec. unsub. FRN
Ser. MTN, 4.26%, 7/28/26	105,000	103,168
U.S. Bancorp jr. sub. unsec. FRN 3.70%,
perpetual maturity	100,000	81,750
UBS Group AG 144A jr. unsec. sub. FRN 4.375%,
perpetual maturity (Switzerland)	200,000	151,952
UBS Group Funding Switzerland AG company
guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%,
perpetual maturity (Switzerland)	247,000	241,146
US Bancorp unsec. sub. FRB 2.491%, 11/3/36	260,000	197,853
VICI Properties LP sr. unsec. unsub. notes
4.75%, 2/15/28 R	58,000	55,023
VICI Properties LP/VICI Note Co., Inc.
144A company guaranty sr. unsec. notes
3.75%, 2/15/27 R	22,000	19,970
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U,
5.875%, perpetual maturity	115,000	110,975
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%,
perpetual maturity	50,000	43,763
Wells Fargo Bank, NA unsec. sub. notes
Ser. BKNT, 6.60%, 1/15/38	610,000	659,037
Westpac Banking Corp. sr. unsec. unsub. notes
3.35%, 3/8/27 (Australia)	38,000	35,755
Westpac Banking Corp. unsec. sub. bonds
4.421%, 7/24/39 (Australia)	185,000	152,704
		18,362,805
Health care (2.1%)
AbbVie, Inc. sr. unsec. sub. notes 3.80%, 3/15/25	130,000	126,699
Amgen, Inc. sr. unsec. sub. notes 3.20%, 11/2/27	218,000	201,837
Amgen, Inc. sr. unsec. unsub. notes
2.60%, 8/19/26	100,000	92,397
Becton Dickinson and Co. sr. unsec. notes
3.70%, 6/6/27	146,000	137,945
Cigna Corp. company guaranty sr. unsec. unsub.
notes 3.75%, 7/15/23	96,000	95,366

14	Putnam VT Income Fund

	Principal
CORPORATE BONDS AND NOTES (28.4%)* cont.	amount	Value

Health care cont.
CVS Health Corp. sr. unsec. notes 1.30%, 8/21/27	$446,000	$377,599
CVS Pass-Through Trust 144A sr. mtge. notes
4.704%, 1/10/36	96,206	86,462
DH Europe Finance II SARL company guaranty sr.
unsec. notes 2.60%, 11/15/29 (Luxembourg)	230,000	201,193
HCA, Inc. company guaranty sr. bonds
5.25%, 6/15/26	35,000	34,578
HCA, Inc. company guaranty sr. notes
4.50%, 2/15/27	66,000	63,609
HCA, Inc. company guaranty sr. notes
4.125%, 6/15/29	30,000	27,387
HCA, Inc. company guaranty sr. unsec. unsub.
notes 5.375%, 2/1/25	95,000	94,885
Humana, Inc. sr. unsec. unsub. notes
5.75%, 3/1/28	115,000	117,419
Merck & Co., Inc. sr. unsec. unsub. notes
3.70%, 2/10/45	160,000	131,593
Novartis Capital Corp. company guaranty sr.
unsec. unsub. bonds 4.00%, 11/20/45	265,000	232,485
Pfizer, Inc. sr. unsec. unsub. notes
3.00%, 12/15/26	125,000	118,270
Service Corp. International sr. unsec. notes
4.625%, 12/15/27	25,000	23,351
Service Corp. International sr. unsec. notes
3.375%, 8/15/30	15,000	12,194
Thermo Fisher Scientific, Inc. sr. unsec. notes
4.80%, 11/21/27	170,000	170,552
UnitedHealth Group, Inc. sr. unsec. unsub. bonds
4.75%, 7/15/45	50,000	46,821
UnitedHealth Group, Inc. sr. unsec. unsub. bonds
2.90%, 5/15/50	160,000	108,244
UnitedHealth Group, Inc. sr. unsec. unsub. notes
3.85%, 6/15/28	220,000	210,683
UnitedHealth Group, Inc. sr. unsec. unsub. notes
5.25%, 2/15/28	185,000	189,113
Viatris, Inc. company guaranty sr. unsec. notes
2.30%, 6/22/27	110,000	93,990
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	285,000	270,717
		3,265,389
Technology (1.9%)
Alphabet, Inc. sr. unsec. bonds 2.25%, 8/15/60	115,000	64,784
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26	120,000	110,326
Apple, Inc. sr. unsec. unsub. notes
4.375%, 5/13/45	468,000	432,500
Broadcom Corp./Broadcom Cayman Finance,
Ltd. company guaranty sr. unsec. unsub. notes
3.875%, 1/15/27	122,000	115,399
Broadcom, Inc. company guaranty sr. unsec.
bonds 4.15%, 11/15/30	158,000	141,592
Broadcom, Inc. 144A sr. unsec. bonds
4.926%, 5/15/37	215,000	187,559
Dell International, LLC/EMC Corp. company
guaranty sr. bonds 8.35%, 7/15/46	11,000	12,532
Meta Platforms, Inc. sr. unsec. unsub. bonds
4.45%, 8/15/52	223,000	177,207
Meta Platforms, Inc. sr. unsec. unsub. notes
3.50%, 8/15/27	58,000	54,056
Microsoft Corp. sr. unsec. unsub. bonds
2.921%, 3/17/52	251,000	177,583
Microsoft Corp. sr. unsec. unsub. bonds
2.675%, 6/1/60	500,000	317,206
Oracle Corp. sr. unsec. bonds 3.95%, 3/25/51	55,000	39,184

	Principal
CORPORATE BONDS AND NOTES (28.4%)* cont.	amount	Value

Technology cont.
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41	$475,000	$350,642
Oracle Corp. sr. unsec. notes 2.95%, 4/1/30	45,000	38,367
Oracle Corp. sr. unsec. notes 1.65%, 3/25/26	130,000	116,379
Oracle Corp. sr. unsec. unsub. bonds
4.00%, 11/15/47	85,000	62,126
salesforce.com, Inc. sr. unsec. bonds
3.05%, 7/15/61	127,000	80,642
salesforce.com, Inc. sr. unsec. bonds
2.90%, 7/15/51	128,000	83,893
Sensata Technologies, Inc. 144A company
guaranty sr. unsec. notes 3.75%, 2/15/31	294,000	241,856
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	145,000	110,927
Workday, Inc. sr. unsec. notes 3.70%, 4/1/29	130,000	119,653
		3,034,413
Transportation (0.1%)
Penske Truck Leasing Co. LP/PTL Finance Corp.
144A sr. unsec. bonds 3.40%, 11/15/26	133,000	122,000
Penske Truck Leasing Co. LP/PTL Finance Corp.
144A sr. unsec. notes 5.875%, 11/15/27	35,000	35,246
Penske Truck Leasing Co. LP/PTL Finance Corp.
144A sr. unsec. notes 4.40%, 7/1/27	75,000	71,171
		228,417
Utilities and power (2.7%)
AES Corp. (The) sr. unsec. notes 1.375%, 1/15/26	140,000	124,318
American Electric Power Co., Inc. sr. unsec.
unsub. bonds 3.25%, 3/1/50	100,000	67,154
American Electric Power Co., Inc. sr. unsec.
unsub. notes Ser. J, 4.30%, 12/1/28	210,000	200,553
American Transmission Systems, Inc. 144A sr.
unsec. bonds 2.65%, 1/15/32	65,000	53,343
Berkshire Hathaway Energy Co. sr. unsec. bonds
6.50%, 9/15/37	3,000	3,171
Berkshire Hathaway Energy Co. sr. unsec. bonds
4.25%, 10/15/50	100,000	82,918
Boardwalk Pipelines LP company guaranty sr.
unsec. notes 3.60%, 9/1/32	25,000	20,687
Commonwealth Edison Co. sr. mtge. bonds
5.875%, 2/1/33	2,000	2,060
Consolidated Edison Co. of New York, Inc. sr.
unsec. unsub. notes 4.20%, 3/15/42	85,000	71,138
Dominion Energy, Inc. sr. unsec. unsub. bonds
4.90%, 8/1/41	135,000	119,230
Duke Energy Corp. sr. unsec. bonds
4.20%, 6/15/49	65,000	51,296
Duke Energy Corp. sr. unsec. notes
3.15%, 8/15/27	180,000	166,088
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	195,000	180,563
Duke Energy Ohio, Inc. sr. notes 3.80%, 9/1/23	72,000	71,373
El Paso Natural Gas Co., LLC company guaranty
sr. unsec. unsub. notes 8.375%, 6/15/32	207,000	234,085
Enbridge, Inc. company guaranty sr. unsec.
unsub. bonds 4.50%, 6/10/44 (Canada)	90,000	74,829
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%,
12/1/26 (Canada)	95,000	91,334
Energy Transfer LP company guaranty sr. unsec.
notes 5.875%, 1/15/24	84,000	84,211
Energy Transfer LP company guaranty sr. unsec.
notes 5.50%, 6/1/27	182,000	180,708
Energy Transfer LP company guaranty sr. unsec.
notes 2.90%, 5/15/25	37,000	34,845
Energy Transfer LP jr. unsec. sub. FRN 6.625%,
perpetual maturity	125,000	92,813

Putnam VT Income Fund	15

	Principal
CORPORATE BONDS AND NOTES (28.4%)* cont.	amount	Value

Utilities and power cont.
Energy Transfer LP sr. unsec. unsub. notes
6.50%, 2/1/42	$20,000	$19,768
Enterprise Products Operating, LLC company
guaranty sr. unsec. notes 2.80%, 1/31/30	84,000	71,360
Enterprise Products Operating, LLC company
guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	315,000	252,760
Evergy Missouri West, Inc. 144A sr. notes
5.15%, 12/15/27	165,000	164,384
Florida Power & Light Co. sr. bonds
4.125%, 2/1/42	203,000	175,843
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30	105,000	93,279
IPALCO Enterprises, Inc. sr. sub. notes
3.70%, 9/1/24	30,000	29,071
Kinder Morgan Energy Partners LP company
guaranty sr. unsec. notes 5.40%, 9/1/44	86,000	77,271
NRG Energy, Inc. 144A company guaranty sr.
notes 3.75%, 6/15/24	120,000	115,576
Oncor Electric Delivery Co., LLC sr. notes
5.75%, 3/15/29	161,000	166,977
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	100,000	85,403
Pacific Gas and Electric Co. sr. bonds
5.90%, 6/15/32	64,000	62,451
Pacific Gas and Electric Co. sr. bonds
4.95%, 7/1/50	145,000	112,352
Pacific Gas and Electric Co. sr. notes
3.30%, 12/1/27	190,000	167,681
PacifiCorp sr. bonds 2.70%, 9/15/30	133,000	114,340
Vistra Operations Co., LLC 144A company
guaranty sr. notes 4.30%, 7/15/29	82,000	73,869
Vistra Operations Co., LLC 144A company
guaranty sr. notes 3.55%, 7/15/24	98,000	93,988
WEC Energy Group, Inc. jr. unsec. sub. FRN
Ser. A, (ICE LIBOR USD 3 Month + 2.11%),
6.719%, 5/15/67	305,000	255,145
		4,138,235

Total corporate bonds and notes (cost $49,987,624)		$44,485,042

	Principal
COLLATERALIZED LOAN OBLIGATIONS (4.7%)*	amount	Value

AGL CLO 6, Ltd. 144A FRB Ser. 21-6A, Class AR,
(ICE LIBOR USD 3 Month + 1.20%), 5.443%,
7/20/34 (Cayman Islands)	$204,000	$199,115
AIG CLO, Ltd. 144A FRB Ser. 21-1A, Class A, (ICE
LIBOR USD 3 Month + 1.10%), 5.425%, 4/22/34	250,000	243,717
Apidos CLO XXIV 144A FRB Ser. 21-24A,
Class A1AL, (ICE LIBOR USD 3 Month + 0.95%),
5.193%, 10/20/30 (Cayman Islands)	250,000	246,118
Battery Park CLO II, Ltd. 144A FRB Ser. 22-1A,
Class A1, (CME TERM SOFR 3 Month + 2.21%),
6.39%, 10/20/35	150,000	148,971
BlueMountain CLO XXXII, Ltd. 144A FRB
Ser. 21-32A, Class A, (ICE LIBOR USD 3 Month
+ 1.17%), 5.249%, 10/15/34 (Cayman Islands)	250,000	243,278
CarVal CLO II, Ltd. 144A FRB Ser. 21-1A,
Class ANR, (ICE LIBOR USD 3 Month + 1.11%),
5.353%, 4/20/32 (Cayman Islands)	285,000	279,156
Cent CLO 21, Ltd. 144A FRB Ser. 21-21A,
Class A1R3, (ICE LIBOR USD 3 Month + 0.97%),
5.328%, 7/27/30 (Cayman Islands)	281,854	277,679
CIFC Funding, Ltd. 144A FRB Ser. 21-4A,
Class A1R, (ICE LIBOR USD 3 Month + 0.95%),
5.275%, 10/24/30 (Cayman Islands)	255,000	251,797

COLLATERALIZED LOAN OBLIGATIONS (4.7%)*	Principal
cont.	amount	Value
Dryden CLO, Ltd. 144A FRB Ser. 21-72A, Class AR,
(ICE LIBOR USD 3 Month + 1.08%), 5.686%,
5/15/32 (Cayman Islands)	$250,000	$244,760
Galaxy XXII CLO, Ltd. 144A FRB Ser. 21-22A,
Class ARR, (ICE LIBOR USD 3 Month + 1.20%),
5.279%, 4/16/34 (Cayman Islands)	250,000	243,123
Gulf Stream Meridian 4, Ltd. 144A FRB Ser. 21-4A,
Class A1, (ICE LIBOR USD 3 Month + 1.20%),
5.279%, 7/15/34 (Cayman Islands)	536,000	523,465
Kayne CLO 6, Ltd. 144A FRB Ser. 19-6A, Class A1,
(ICE LIBOR USD 3 Month + 1.38%), 5.623%,
1/20/33 (Cayman Islands)	285,000	280,893
LCM, Ltd. 144A FRB Ser. 30A, Class AR, (ICE
LIBOR USD 3 Month + 1.08%), 5.323%, 4/20/31
(Cayman Islands)	250,000	244,184
Madison Park Funding XIV, Ltd. 144A FRB
Ser. 18-14A, Class A2RR, (ICE LIBOR USD 3 Month
+ 1.40%), 5.725%, 10/22/30 (Cayman Islands)	250,000	241,310
Madison Park Funding XVIII, Ltd. 144A FRB
Ser. 21-18A, Class ARR, (ICE LIBOR USD 3 Month
+ 0.94%), 5.218%, 10/21/30 (Cayman Islands)	284,000	279,979
Madison Park Funding XXX, Ltd. 144A FRB
Ser. 18-30A, Class A, (ICE LIBOR USD 3 Month
+ 0.75%), 4.829%, 4/15/29	239,243	236,157
Marathon CLO XIII, Ltd. 144A FRB Ser. 21-1A,
Class AANR, (ICE LIBOR USD 3 Month + 1.32%),
5.399%, 4/15/32 (Cayman Islands)	100,000	98,029
OCP CLO, Ltd. 144A FRB Ser. 21-17A, Class A1R,
(ICE LIBOR USD 3 Month + 1.04%), 5.283%,
7/20/32 (Cayman Islands)	250,000	244,459
OCP CLO, Ltd. 144A FRB Ser. 21-8RA, Class A1,
(ICE LIBOR USD 3 Month + 1.22%), 5.299%,
1/17/32 (Cayman Islands)	250,000	245,679
Park Avenue Institutional Advisers CLO, Ltd.
144A FRB Ser. 19-1A, Class A2A, (ICE LIBOR
USD 3 Month + 2.00%), 6.606%, 5/15/32
(Cayman Islands)	250,000	236,794
Regatta XXIII Funding, Ltd. 144A FRB Ser. 21-4A,
Class A1, (ICE LIBOR USD 3 Month + 1.15%),
5.393%, 1/20/35 (Cayman Islands)	594,000	576,510
Rockford Tower CLO, Ltd. 144A FRB Ser. 21-1A,
Class A1, (ICE LIBOR USD 3 Month + 1.17%),
5.413%, 7/20/34 (Cayman Islands)	250,000	243,499
Saranac CLO VI, Ltd. 144A FRB Ser. 21-6A,
Class A1R, (ICE LIBOR USD 3 Month + 1.14%),
5.873%, 8/13/31 (Jersey)	200,000	195,637
Sixth Street CLO XVI, Ltd. 144A FRB Ser. 20-16A,
Class A1A, (ICE LIBOR USD 3 Month + 1.32%),
5.563%, 10/20/32 (Cayman Islands)	250,000	247,836
Sound Point CLO VIII-R, Ltd. 144A FRB
Ser. 21-1RA, Class AR, (ICE LIBOR USD 3 Month
+ 1.08%), 5.159%, 4/15/30 (Cayman Islands)	250,000	245,799
Sound Point CLO XIV, Ltd. 144A FRB Ser. 21-3A,
Class AR2, (ICE LIBOR USD 3 Month + 0.99%),
5.315%, 1/23/29 (Cayman Islands)	129,936	128,893
Sound Point CLO XVIII, Ltd. 144A FRB Ser. 18-4A,
Class A1, (ICE LIBOR USD 3 Month + 1.12%),
5.363%, 1/21/31 (Cayman Islands)	250,000	245,056
Wellfleet CLO, Ltd. 144A FRB Ser. 18-1A,
Class A, (ICE LIBOR USD 3 Month + 1.10%),
5.179%, 7/17/31	250,000	244,745
Zais CLO 17, Ltd. 144A FRB Ser. 21-17A,
Class A1A, (ICE LIBOR USD 3 Month + 1.33%),
5.573%, 10/20/33	226,000	220,936
Total collateralized loan obligations (cost $7,410,458)		$7,357,574

16	Putnam VT Income Fund

		Principal
ASSET-BACKED SECURITIES (1.0%)*		amount	Value

1Sharpe Mortgage Trust 144A FRB Ser. 20-1,
Class NOTE, (ICE LIBOR USD 3 Month + 2.90%),
3.025%, 7/25/24		$165,451	$163,382
Mello Warehouse Securitization Trust 144A
FRB Ser. 21-3, Class D, (ICE LIBOR USD 1 Month
+ 2.00%), 6.389%, 11/25/55		287,000	260,251
Mortgage Repurchase Agreement Financing
Trust II 144A FRN Ser. 22-S1, Class A1, (US 30 Day
Average SOFR + 2.00%), 5.805%, 3/30/25		125,000	125,000
MRA Issuance Trust 144A FRB Ser. 22-2, Class A3,
(US SOFR + 1.25%), 5.06%, 1/17/23		500,000	500,000
Station Place Securitization Trust 144A FRB
Ser. 22-3, Class A1, (CME Term SOFR 1 Month
+ 1.25%), 5.573%, 5/29/23		479,000	479,000
Total asset-backed securities (cost $1,542,460)			$1,527,633

		Principal
		amount/
SHORT-TERM INVESTMENTS (24.5%)*		shares	Value

Putnam Short Term Investment Fund
Class P 4.53% L	Shares	34,399,865	$34,399,865
State Street Institutional U.S. Government
Money Market Fund, Premier Class 4.12% P
	Shares	807,000	807,000
U.S. Treasury Bills 3.999%, 1/10/23 # ∆ §		$1,500,000	1,498,945
U.S. Treasury Bills 3.961%, 1/17/23 §		100,000	99,857
U.S. Treasury Bills 3.834%, 2/2/23 [i]		357,000	355,786
U.S. Treasury Bills 3.834%, 2/2/23 § Φ		200,000	199,365
U.S. Treasury Bills 3.686%, 1/24/23 # ∆ §		800,000	798,208
U.S. Treasury Bills zero%, 4/6/23 [i]		122,000	120,573
U.S. Treasury Bills zero%, 4/11/23 [i]		112,000	110,611
Total short-term investments (cost $38,389,668)			$38,390,210

Total investments (cost $267,350,789)			$251,486,809

Key to holding’s abbreviations

BKNT	Bank Note
bp	Basis Points
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
ICE	Intercontinental Exchange
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
LIBOR	London Interbank Offered Rate
MTN	Medium Term Notes
OTC	Over-the-counter
PO	Principal Only

REGS	Securities sold under Regulation S may not be offered, sold
or delivered within the United States except pursuant to an
exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2022 through December 31, 2022 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $156,911,296.

† This security is non-income-producing.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $1,198,776 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

∆   This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $134,731 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

Φ  This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $133,544 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $1,030,742 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

i This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

R Real Estate Investment Trust.

W The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

Putnam VT Income Fund	17

					Unrealized
	Number of	Notional		Expiration	appreciation/
FUTURES CONTRACTS OUTSTANDING at 12/31/22	contracts	amount	Value	date	(depreciation)
U.S. Treasury Bond 30 yr (Long)	35	$4,387,031	$4,387,031	Mar-23	$(35,423)
U.S. Treasury Bond Ultra 30 yr (Long)	74	9,939,125	9,939,125	Mar-23	(91,338)
U.S. Treasury Note 2 yr (Long)	12	2,460,938	2,460,938	Mar-23	2,442
U.S. Treasury Note 2 yr (Short)	239	49,013,672	49,013,672	Mar-23	(53,124)
U.S. Treasury Note 5 yr (Long)	150	16,189,453	16,189,453	Mar-23	(36,955)
U.S. Treasury Note 5 yr (Short)	47	5,072,695	5,072,695	Mar-23	14,277
U.S. Treasury Note 10 yr (Long)	121	13,587,922	13,587,922	Mar-23	(85,569)
U.S. Treasury Note Ultra 10 yr (Long)	24	2,838,750	2,838,750	Mar-23	(20,007)
Unrealized appreciation					16,719
Unrealized (depreciation)					(322,416)
Total					$(305,697)

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 12/31/22

Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)
Bank of America N.A.
(1.085)/3 month USD-LIBOR-ICE/Apr-34 (Written)	Apr-24/1.085	$16,923,300	$232,272	$185,818
(1.39)/US SOFR/Dec-26 (Purchased)	Dec-24/1.39	8,921,100	(102,593)	228,559
1.39/US SOFR/Dec-26 (Purchased)	Dec-24/1.39	8,921,100	(102,593)	(62,983)
2.17/3 month USD-LIBOR-ICE/Apr-34 (Purchased)	Apr-24/2.17	8,461,600	(408,695)	(312,487)
(3.073)/US SOFR/Jun-37 (Written)	Jun-27/3.073	6,226,000	452,942	71,350
3.073/US SOFR/Jun-37 (Written)	Jun-27/3.073	6,226,000	452,942	(68,860)
(1.29)/3 month USD-LIBOR-ICE/Mar-34 (Written)	Mar-24/1.29	4,230,800	66,000	53,181
2.29/3 month USD-LIBOR-ICE/Mar-34 (Purchased)	Mar-24/2.29	2,961,600	(145,668)	(111,475)
(3.17)/US SOFR/Dec-35 (Purchased)	Dec-25/3.17	2,912,600	(151,455)	50,912
2.67/US SOFR/Dec-35 (Purchased)	Dec-25/2.67	2,912,600	(148,543)	(32,679)
(3.18)/US SOFR/Dec-35 (Purchased)	Dec-25/3.18	2,825,300	(142,678)	52,070
2.68/US SOFR/Dec-35 (Purchased)	Dec-25/2.68	2,825,300	(142,678)	(29,637)
(3.343)/US SOFR/Dec-35 (Purchased)	Dec-25/3.343	2,510,900	(162,832)	226
3.343/US SOFR/Dec-35 (Purchased)	Dec-25/3.343	2,510,900	(162,832)	(100)
(3.101)/US SOFR/Jun-39 (Written)	Jun-29/3.101	2,465,500	192,556	23,200
3.101/US SOFR/Jun-39 (Written)	Jun-29/3.101	2,465,500	192,556	(26,973)
(1.275)/3 month USD-LIBOR-ICE/Mar-50 (Purchased)	Mar-30/1.275	2,259,800	(294,339)	353,003
1.275/3 month USD-LIBOR-ICE/Mar-50 (Purchased)	Mar-30/1.275	2,259,800	(294,339)	(183,541)
(1.6125)/US SOFR/Dec-41 (Written)	Dec-31/1.6125	1,474,600	109,489	49,370
1.6125/US SOFR/Dec-41 (Written)	Dec-31/1.6125	1,474,600	109,489	(110,300)
(3.32)/US SOFR/Oct-39 (Purchased)	Oct-29/3.32	851,000	(67,655)	2,749
3.32/US SOFR/Oct-39 (Purchased)	Oct-29/3.32	851,000	(67,655)	(2,000)
Barclays Bank PLC
(2.232)/3 month USD-LIBOR-ICE/Jun-51 (Purchased)	Jun-31/2.232	1,797,000	(217,707)	130,013
2.232/3 month USD-LIBOR-ICE/Jun-51 (Purchased)	Jun-31/2.232	1,797,000	(217,707)	(82,105)
Citibank, N.A.
(1.90)/3 month USD-LIBOR-ICE/Jun-28 (Purchased)	Jun-26/1.90	13,281,900	(177,048)	282,904
1.90/3 month USD-LIBOR-ICE/Jun-28 (Purchased)	Jun-26/1.90	13,281,900	(177,048)	(78,496)
(2.285)/3 month USD-LIBOR-ICE/Mar-51 (Purchased)	Mar-41/2.285	11,799,100	(1,018,852)	205,658
2.285/3 month USD-LIBOR-ICE/Mar-51 (Purchased)	Mar-41/2.285	11,799,100	(1,018,852)	(111,502)
(1.752)/3 month USD-LIBOR-ICE/Dec-31 (Purchased)	Dec-26/1.752	7,794,900	(254,114)	419,524
1.752/3 month USD-LIBOR-ICE/Dec-31 (Purchased)	Dec-26/1.752	7,794,900	(254,114)	(139,451)
4.108/US SOFR/Jan-28 (Purchased)	Jan-23/4.108	6,462,200	(92,733)	23,846
(4.108)/US SOFR/Jan-28 (Purchased)	Jan-23/4.108	6,462,200	(92,733)	(85,430)
2.394/US SOFR/Sep-33 (Purchased)	Sep-23/2.394	2,574,500	(31,151)	(8,676)
(1.826)/US SOFR/Jan-42 (Purchased)	Jan-32/1.826	1,934,400	(142,855)	125,388
1.826/US SOFR/Jan-42 (Purchased)	Jan-32/1.826	1,934,400	(142,855)	(57,800)
(1.99)/US SOFR/Feb-42 (Purchased)	Feb-32/1.99	1,870,800	(147,326)	100,406

18	Putnam VT Income Fund

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 12/31/22 cont.

Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)
Citibank, N.A. cont.
1.99/US SOFR/Feb-42 (Purchased)	Feb-32/1.99	$1,870,800	$(147,326)	$(57,153)
(1.724)/US SOFR/Mar-53 (Purchased)	Mar-23/1.724	1,246,300	(94,033)	248,849
1.724/US SOFR/Mar-53 (Purchased)	Mar-23/1.724	1,246,300	(94,033)	(93,198)
(1.735)/US SOFR/Mar-53 (Purchased)	Mar-23/1.735	1,048,600	(77,518)	208,745
1.735/US SOFR/Mar-53 (Purchased)	Mar-23/1.735	1,048,600	(77,518)	(76,799)
(2.689)/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.689	875,000	(112,656)	33,128
2.689/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.689	875,000	(112,656)	(68,574)
(1.75)/US SOFR/Mar-53 (Purchased)	Mar-23/1.75	564,900	(42,283)	110,393
1.75/US SOFR/Mar-53 (Purchased)	Mar-23/1.75	564,900	(42,283)	(41,899)
Goldman Sachs International
(2.40)/US SOFR/May-57 (Purchased)	May-27/2.40	3,103,000	(400,287)	164,583
2.40/US SOFR/May-57 (Purchased)	May-27/2.40	3,103,000	(400,287)	(106,247)
3.92/US SOFR/Feb-33 (Purchased)	Feb-23/3.92	2,075,200	(45,343)	28,368
(3.92)/US SOFR/Feb-33 (Purchased)	Feb-23/3.92	2,075,200	(45,343)	(36,358)
(2.8175)/3 month USD-LIBOR-ICE/Mar-47 (Purchased)	Mar-27/2.8175	785,300	(99,144)	23,221
2.8175/3 month USD-LIBOR-ICE/Mar-47 (Purchased)	Mar-27/2.8175	785,300	(99,144)	(42,296)
JPMorgan Chase Bank N.A.
(1.70)/US SOFR/Jan-29 (Written)	Jan-24/1.70	3,158,700	67,399	52,561
1.70/US SOFR/Jan-29 (Written)	Jan-24/1.70	3,158,700	67,399	(180,014)
(2.031)/3 month USD-LIBOR-ICE/Feb-41 (Purchased)	Feb-31/2.031	2,608,100	(178,394)	193,730
2.031/3 month USD-LIBOR-ICE/Feb-41 (Purchased)	Feb-31/2.031	2,608,100	(178,394)	(77,278)
(1.985)/3 month USD-LIBOR-ICE/Jan-41 (Purchased)	Jan-31/1.985	1,862,900	(127,795)	142,195
1.985/3 month USD-LIBOR-ICE/Jan-41 (Purchased)	Jan-31/1.985	1,862,900	(127,795)	(56,763)
(1.81)/US SOFR/Jan-37 (Written)	Jan-27/1.81	489,600	28,935	15,750
1.81/US SOFR/Jan-37 (Written)	Jan-27/1.81	489,600	28,935	(40,074)
Morgan Stanley & Co. International PLC
(2.505)/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.505	875,000	(134,050)	31,938
2.505/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.505	875,000	(94,150)	(58,214)
(3.27)/3 month USD-LIBOR-ICE/Oct-53 (Purchased)	Oct-23/3.27	126,800	(14,468)	(3,367)
3.27/3 month USD-LIBOR-ICE/Oct-53 (Purchased)	Oct-23/3.27	126,800	(14,468)	(6,542)
Toronto-Dominion Bank
(1.937)/3 month USD-LIBOR-ICE/Feb-36 (Purchased)	Feb-26/1.937	1,398,800	(73,157)	131,669
1.937/3 month USD-LIBOR-ICE/Feb-36 (Purchased)	Feb-26/1.937	1,398,800	(73,157)	(45,461)
(2.405)/3 month USD-LIBOR-ICE/Mar-41 (Purchased)	Mar-31/2.405	412,400	(28,765)	23,012
2.405/3 month USD-LIBOR-ICE/Mar-41 (Purchased)	Mar-31/2.405	412,400	(28,765)	(10,005)
Wells Fargo Bank, N.A.
3.0575/US SOFR/Jan-33 (Purchased)	Jan-23/3.0575	2,855,100	(21,556)	(20,871)
Unrealized appreciation				3,766,319
Unrealized (depreciation)				(2,525,608)
Total				$1,240,711

TBA SALE COMMITMENTS OUTSTANDING at 12/31/22		Principal	Settlement
(proceeds receivable $16,067,383)		amount	date	Value
Uniform Mortgage-Backed Securities, 5.00%, 1/1/53		$4,000,000	1/12/23	$3,944,377
Uniform Mortgage-Backed Securities, 4.50%, 1/1/53		3,000,000	1/12/23	2,891,718
Uniform Mortgage-Backed Securities, 3.50%, 1/1/53		6,000,000	1/12/23	5,456,716
Uniform Mortgage-Backed Securities, 3.00%, 1/1/53		4,000,000	1/12/23	3,514,062
Total				$15,806,873

Putnam VT Income Fund	19

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/22

		Upfront				Unrealized
		premium	Termination	Payments	Payments	appreciation/
Notional amount	Value	received (paid)	date	made by fund	received by fund	(depreciation)
$5,165,700	$970,377	$216,375	9/1/32	3 month USD-LIBOR-ICE —	1.512% — Semiannually	$(749,143)
				Quarterly
16,699,000	671,467	807	12/23/23	0.695% — Annually	US SOFR — Annually	687,330
3,832,000	389,293	(615)	12/23/26	US SOFR — Annually	1.085% — Annually	(392,990)
13,584,000	2,357,911	(3,534)	12/23/31	US SOFR — Annually	1.285% — Annually	(2,371,689)
10,320,000	3,407,561	(18,380)	12/23/51	US SOFR — Annually	1.437% — Annually	(3,429,951)
5,436,000	218,473	(553)	12/24/23	0.697% — Annually	US SOFR — Annually	220,096
5,260,000	532,470	(704)	12/24/26	1.096% — Annually	US SOFR — Annually	533,639
17,192,000	2,984,703	(7,675)	12/24/31	1.285% — Annually	US SOFR — Annually	2,982,789
1,625,000	537,144	(878)	12/24/51	1.435% — Annually	US SOFR — Annually	536,783
499,000	156,696	(81)	12/31/51	1.525% — Annually	US SOFR — Annually	156,692
1,195,000	119,655	(159)	12/31/26	US SOFR — Annually	1.135% — Annually	(120,024)
290,200	19,142 E	(6)	1/15/47	1.724% — Annually	US SOFR — Annually	19,135
1,514,000	432,943	(52)	1/21/52	1.679% — Annually	US SOFR — Annually	430,551
1,314,000	388,524	(45)	1/19/52	US SOFR — Annually	1.626% — Annually	(389,565)
4,174,000	1,212,630	(142)	2/1/52	1.6545% — Annually	US SOFR — Annually	1,207,822
860,600	76,154 E	(29)	2/13/57	1.68% — Annually	US SOFR — Annually	76,125
4,273,600	1,080,580	(146)	2/24/52	US SOFR — Annually	1.86% — Annually	(1,072,814)
51,000	13,815	(2)	2/29/52	US SOFR — Annually	1.762% — Annually	(13,827)
1,700,000	238,765	(23)	2/29/32	US SOFR — Annually	1.75% — Annually	(237,519)
3,255,000	268,440	(26)	2/28/27	1.675% — Annually	US SOFR — Annually	275,271
3,354,000	127,620	(13)	2/29/24	US SOFR — Annually	1.47709% — Annually	(140,279)
1,072,400	156,313	(14)	3/7/32	3 month USD-LIBOR-ICE —	1.9575% — Semiannually	(153,197)
				Quarterly
2,443,000	382,403	(32)	3/9/32	1.5475% — Annually	US SOFR — Annually	387,275
2,533,000	397,681	(34)	3/9/32	1.5415% — Annually	US SOFR — Annually	403,172
1,335,000	189,463	(18)	3/11/32	1.737% — Annually	US SOFR — Annually	189,918
4,800,000	140,112	(18)	4/7/24	2.45% — Annually	US SOFR — Annually	130,262
1,910,000	101,650	(15)	4/7/27	US SOFR — Annually	2.465% — Annually	(97,553)
482,000	46,518	(6)	4/7/23	2.3305% — Annually	US SOFR — Annually	45,212
419,000	87,412	(14)	4/7/52	US SOFR — Annually	2.1005% — Annually	(86,954)
1,330,000	218,772	(45)	4/14/52	US SOFR — Annually	2.3395% — Annually	(213,503)
496,000	41,510	(7)	4/14/32	US SOFR — Annually	2.4965% — Annually	(39,007)
164,000	8,635	(1)	4/14/27	2.483% — Annually	US SOFR — Annually	7,988
7,267,000	218,664	(27)	4/14/24	2.405% — Annually	US SOFR — Annually	209,216
8,507,100	382,905	(80)	5/2/27	US SOFR — Annually	2.685% — Annually	(364,841)
12,392,500	365,827	(47)	5/25/24	2.5945% — Annually	US SOFR — Annually	361,845
968,000	130,215	(33)	5/25/52	US SOFR — Annually	2.501% — Annually	(128,865)
413,700	37,179 E	(14)	5/28/57	2.40% — Annually	US SOFR — Annually	37,165
3,285,000	210,601	(44)	6/7/32	US SOFR — Annually	2.7565% — Annually	(201,488)
664,000	74,414	(23)	6/7/52	US SOFR — Annually	2.622% — Annually	(73,641)
9,738,800	571,668	(129)	6/8/32	US SOFR — Annually	2.825% — Annually	(556,616)
1,694,800	375,619	(212,721)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-ICE —	164,144
					Quarterly
6,617,000	177,071	(25)	6/10/24	US SOFR — Annually	2.833% — Annually	(161,758)
5,520,000	225,050	(45)	6/10/27	2.8025% — Annually	US SOFR — Annually	213,289
27,978,500	557,052	(105)	6/15/24	US SOFR — Annually	3.3385% — Annually	(462,158)
14,788,500	374,741	(120)	6/15/27	3.185% — Annually	US SOFR — Annually	337,019
2,972,500	171,216 E	(42)	2/3/33	3.13% — Semiannually	3 month USD-LIBOR-ICE —	171,174
					Quarterly
361,000	43,450	(12)	7/8/52	US SOFR — Annually	2.5765% — Annually	(43,647)
5,960,000	401,168	(79)	7/15/32	US SOFR — Annually	2.723% — Annually	(400,606)
3,424,700	407,711	(117)	8/22/52	2.5823% — Annually	US SOFR — Annually	412,668
2,240,200	186,609 E	(32)	1/31/33	2.545% — Annually	US SOFR — Annually	186,577
2,240,200	185,690 E	(32)	1/31/33	2.55% — Annually	US SOFR — Annually	185,658

20	Putnam VT Income Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/22 cont.

		Upfront				Unrealized
		premium	Termination	Payments	Payments	appreciation/
Notional amount	Value	received (paid)	date	made by fund	received by fund	(depreciation)
$2,109,900	$184,447 E	$(30)	2/1/33	2.495% — Annually	US SOFR — Annually	$184,418
7,145,000	652,339	(95)	8/2/32	US SOFR — Annually	2.4275% — Annually	(669,136)
2,063,100	195,355 E	(29)	2/1/33	2.4075% — Annually	US SOFR — Annually	195,326
404,600	18,211 E	(8)	4/1/42	US SOFR — Annually	2.63% — Annually	(18,219)
650,000	46,924 E	(10)	3/24/35	US SOFR — Annually	2.39% — Annually	(46,933)
610,500	71,148	(18)	8/10/42	2.645% — Annually	US SOFR — Annually	72,343
1,034,800	126,422	(2,307)	8/10/42	US SOFR — Annually	2.605% — Annually	(130,750)
424,400	52,655	(13)	8/10/42	2.5915% — Annually	US SOFR — Annually	53,492
5,095,000	215,366 E	(48)	2/6/29	2.40% — Annually	US SOFR — Annually	215,318
3,427,000	262,577	(45)	8/16/32	US SOFR — Annually	2.613% — Annually	(269,379)
430,100	11,097 E	(10)	1/15/47	2.49% — Annually	US SOFR — Annually	11,087
220,000	12,828	(3)	8/25/32	US SOFR — Annually	2.8415% — Annually	(13,102)
748,000	31,162 E	(11)	2/21/35	2.785% — Annually	US SOFR — Annually	31,150
7,374,600	145,501	(28)	9/6/24	US SOFR — Annually	3.413% — Annually	(142,627)
2,141,000	18,562 E	(12)	1/15/27	US SOFR — Annually	2.73% — Annually	(18,574)
4,733,400	199,607	(62)	9/13/32	3.043% — Annually	US SOFR — Annually	203,508
219,000	5,295 E	(4)	1/15/42	2.9825% — Annually	US SOFR — Annually	5,291
802,000	47,061	(27)	9/26/52	2.905% — Annually	US SOFR — Annually	48,164
4,170,000	55,878	(39)	9/26/27	US SOFR — Annually	3.465% — Annually	(55,500)
824,000	21,597	(11)	9/19/32	3.24% — Annually	US SOFR — Annually	21,956
337,000	7,235 E	(11)	2/13/57	2.40% — Annually	US SOFR — Annually	7,224
10,350,000	197,685	(137)	9/23/32	3.3275% — Annually	US SOFR — Annually	201,412
1,666,000	15,344	(22)	9/26/32	US SOFR — Annually	3.449% — Annually	(15,271)
2,101,869	95,425	(71)	9/28/52	2.976% — Annually	US SOFR — Annually	98,084
716,000	4,024	(9)	9/30/32	3.493% — Annually	US SOFR — Annually	4,107
4,062,000	33,593	(54)	10/4/32	US SOFR — Annually	3.4605% — Annually	(33,700)
513,000	3,719	(7)	10/4/23	US SOFR — Annually	3.473% — Annually	(3,717)
514,900	1,447 E	(7)	10/3/33	3.394% — Annually	US SOFR — Annually	1,440
5,230,000	5,701	(42)	10/4/27	3.75% — Annually	US SOFR — Annually	1,985
804,000	14,987 E	(12)	10/21/36	US SOFR — Annually	3.116% — Annually	(14,999)
177,000	3,154 E	(2)	1/11/33	US SOFR — Annually	3.34% — Annually	(3,157)
625,000	10,963 E	(9)	1/31/33	US SOFR — Annually	3.337% — Annually	(10,971)
625,000	11,169 E	(9)	1/31/33	US SOFR — Annually	3.333% — Annually	(11,178)
3,639,000	62,918 E	(51)	8/23/33	US SOFR — Annually	3.237% — Annually	(62,970)
583,000	10,762 E	(8)	2/1/33	US SOFR — Annually	3.3255% — Annually	(10,770)
3,499,000	62,562 E	(49)	9/1/33	US SOFR — Annually	3.225% — Annually	(62,611)
1,980,000	34,769	(28)	11/14/32	3.347% — Annually	US SOFR — Annually	35,641
544,000	28,179 E	(18)	2/3/53	2.9275% — Annually	US SOFR — Annually	28,161
490,000	9,761 E	(7)	2/1/33	US SOFR — Annually	3.308% — Annually	(9,768)
4,688,000	152,032 E	(159)	12/2/55	2.81% — Annually	US SOFR — Annually	151,872
22,025,000	111,006	(8,660)	10/7/32	3.50% — Annually	US SOFR — Annually	106,912
9,360,000	295,027	6,269	10/7/52	US SOFR — Annually	3.05% — Annually	(300,760)
8,207,000	13,870 E	(57)	4/8/28	3.44% — Annually	US SOFR — Annually	(13,926)
22,500,000	28,125 E	(84)	1/31/25	US SOFR — Annually	4.035% — Annually	28,041
571,000	4,991 E	(8)	1/17/33	3.6575% — Annually	US SOFR — Annually	(4,999)
338,000	3,451 E	(11)	1/16/55	2.97% — Annually	US SOFR — Annually	3,439
16,974,000	54,996 E	(94)	1/16/26	US SOFR — Annually	3.605% — Annually	54,902
3,706,000	27,091	(126)	10/20/52	US SOFR — Annually	3.2571% — Annually	25,369
159,000	3,550	(5)	10/20/52	US SOFR — Annually	3.3375% — Annually	3,503
627,200	11,904 E	(21)	1/24/55	3.135% — Annually	US SOFR — Annually	(11,926)
3,206,900	43,229 E	(30)	4/13/28	3.965% — Annually	US SOFR — Annually	(43,259)
1,060,600	19,123 E	(16)	4/4/35	3.5575% — Annually	US SOFR — Annually	(19,139)
2,121,100	24,350 E	(24)	5/8/30	US SOFR — Annually	3.52% — Annually	24,326
2,903,900	7,115 E	(25)	4/4/32	3.515% — Annually	US SOFR — Annually	(7,140)
538,300	10,707 E	(8)	2/19/36	US SOFR — Annually	3.6145% — Annually	10,699

Putnam VT Income Fund	21

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/22 cont.

		Upfront				Unrealized
		premium	Termination	Payments	Payments	appreciation/
Notional amount	Value	received (paid)	date	made by fund	received by fund	(depreciation)
$399,000	$7,876 E	$(6)	3/3/36	US SOFR — Annually	3.614% — Annually	$7,870
12,092,900	48,009 E	(45)	6/26/25	US SOFR — Annually	4.31% — Annually	47,963
1,904,000	106,776	(65)	10/27/32	3.5176% — Annually	US SOFR — Annually	(106,852)
5,527,100	165,205 E	(78)	12/4/33	US SOFR — Annually	3.77% — Annually	165,127
1,148,700	15,301 E	(13)	3/24/32	US SOFR — Annually	3.64% — Annually	15,288
6,891,000	27,426	(26)	11/9/24	US SOFR — Annually	4.7655% — Annually	40,407
1,700,000	15,198	(22)	11/21/32	3.4515% — Annually	US SOFR — Annually	16,133
999,000	6,823	(13)	11/25/32	3.477% — Annually	US SOFR — Annually	6,776
17,190,000	48,132	(64)	12/5/24	4.3515% — Annually	US SOFR — Annually	38,221
3,988,000	18,026 E	13,197	3/15/25	US SOFR — Annually	4.10% — Annually	(4,829)
32,441,000	13,950 E	130,218	3/15/28	3.70% — Annually	US SOFR — Annually	116,268
20,969,000	399,669 E	(293,525)	3/15/33	3.30% — Annually	US SOFR — Annually	106,144
13,410,000	731,918 E	655,485	3/15/53	US SOFR — Annually	2.90% — Annually	(76,433)
2,349,000	8,973	(80)	12/29/52	US SOFR — Annually	3.1925% — Annually	(9,270)
1,369,000	13,690	(47)	12/30/52	3.1595% — Annually	US SOFR — Annually	13,730
698,000	1,577	(24)	1/4/53	US SOFR — Annually	3.1995% — Annually	(1,601)
Total		$468,658				$(1,133,189)

E Extended effective date.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/22

		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Bank of America N.A.
CMBX NA BBB–.6 Index	BB–/P	$3,281	$30,412	$7,457	5/11/63	300 bp — Monthly	$(4,158)
CMBX NA BBB–.6 Index	BB–/P	6,388	67,161	16,468	5/11/63	300 bp — Monthly	(10,039)
CMBX NA BBB–.6 Index	BB–/P	7,467	83,001	20,352	5/11/63	300 bp — Monthly	(12,834)
Citigroup Global Markets, Inc.
CMBX NA BB.11 Index	BB–/P	87,010	154,000	32,971	11/18/54	500 bp — Monthly	54,188
CMBX NA BB.13 Index	BB–/P	12,097	121,000	31,908	12/16/72	500 bp — Monthly	(19,693)
CMBX NA BB.14 Index	BB/P	19,626	179,000	42,745	12/16/72	500 bp — Monthly	(22,946)
CMBX NA BB.6 Index	B/P	20,083	95,718	36,622	5/11/63	500 bp — Monthly	(16,446)
CMBX NA BB.7 Index	B-/P	35,059	687,000	229,183	1/17/47	500 bp — Monthly	(193,697)
CMBX NA BB.9 Index	B/P	1,222	6,000	1,867	9/17/58	500 bp — Monthly	(640)
CMBX NA BB.9 Index	B/P	22,260	109,000	33,921	9/17/58	500 bp — Monthly	(11,555)
CMBX NA BBB–.10 Index	BB+/P	7,321	59,000	10,225	11/17/59	300 bp — Monthly	(2,869)
CMBX NA BBB–.10 Index	BB+/P	11,127	102,000	17,677	11/17/59	300 bp — Monthly	(6,490)
CMBX NA BBB–.11 Index	BBB–/P	8,331	133,000	20,189	11/18/54	300 bp — Monthly	(11,781)
CMBX NA BBB–.15 Index	BBB–/P	7,416	71,000	13,611	11/18/64	300 bp — Monthly	(6,153)
CMBX NA BBB–.15Index	BBB–/P	4,078	24,000	4,601	11/18/64	300 bp — Monthly	(509)
Credit Suisse International
CMBX NA A.6 Index	A/P	(1,759)	730,695	98,352	5/11/63	200 bp — Monthly	(99,798)
CMBX NA A.7 Index	BBB+/P	275	7,000	399	1/17/47	200 bp — Monthly	(121)
CMBX NA BB.7 Index	B-/P	16,586	124,000	41,366	1/17/47	500 bp — Monthly	(24,660)
CMBX NA BBB–.7 Index	BB–/P	4,347	55,000	11,776	1/17/47	300 bp — Monthly	(7,396)
CMBX NA BBB–.7 Index	BB–/P	18,774	254,000	54,381	1/17/47	300 bp — Monthly	(35,459)
Goldman Sachs International
CMBX NA A.6 Index	A/P	1,175	3,670	494	5/11/63	200 bp — Monthly	683
CMBX NA A.6 Index	A/P	1,740	5,504	741	5/11/63	200 bp — Monthly	1,001
CMBX NA A.6 Index	A/P	5,764	24,311	3,272	5/11/63	200 bp — Monthly	2,502
CMBX NA A.6 Index	A/P	1,950	29,356	3,951	5/11/63	200 bp — Monthly	(1,989)
CMBX NA BBB–.11 Index	BBB–/P	64	1,000	152	11/18/54	300 bp — Monthly	(88)
CMBX NA BBB–.14 Index	BBB–/P	919	20,000	3,720	12/16/72	300 bp — Monthly	(2,790)
CMBX NA BBB–.14 Index	BBB–/P	1,889	42,500	7,905	12/16/72	300 bp — Monthly	(5,992)
CMBX NA BBB–.15 Index	BBB–/P	7,302	79,000	15,144	11/18/64	300 bp — Monthly	(7,796)

22	Putnam VT Income Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/22 cont.

		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Goldman Sachs International
CMBX NA BBB–.7 Index	BB–/P	$418	$6,000	$1,285	1/17/47	300 bp — Monthly	$(863)
CMBX NA BBB–.7 Index	BB–/P	7,955	101,000	21,624	1/17/47	300 bp — Monthly	(13,610)
CMBX NA BBB–.7 Index	BB–/P	11,309	153,000	32,757	1/17/47	300 bp — Monthly	(21,359)
CMBX NA BBB–.7 Index	BB–/P	13,902	171,000	36,611	1/17/47	300 bp — Monthly	(22,609)
JPMorgan Securities LLC
CMBX NA A.14 Index	A-/P	(602)	91,000	7,862	12/16/72	200 bp — Monthly	(8,429)
CMBX NA A.6 Index	A/P	97,216	570,612	76,804	5/11/63	200 bp — Monthly	20,656
CMBX NA BB.10 Index	B/P	5,777	72,000	22,954	5/11/63	500 bp — Monthly	(17,106)
CMBX NA BB.7 Index	B-/P	120,945	247,000	82,399	1/17/47	500 bp — Monthly	38,786
CMBX NA BBB–.8 Index	BB/P	9,044	58,000	9,222	10/17/57	300 bp — Monthly	(144)
Merrill Lynch International
CMBX NA BB.6 Index	B/P	5,518	18,460	7,063	5/11/63	500 bp — Monthly	(1,527)
Morgan Stanley & Co. International PLC
CMBX NA A.13 Index	A-/P	(944)	113,000	9,368	12/16/72	200 bp — Monthly	(10,268)
CMBX NA A.14 Index	A-/P	(27)	2,000	173	12/16/72	200 bp — Monthly	(199)
CMBX NA A.14 Index	A-/P	(460)	31,000	2,678	12/16/72	200 bp — Monthly	(3,126)
CMBX NA A.14 Index	A-/P	4,916	175,000	15,120	12/16/72	200 bp — Monthly	(10,136)
CMBX NA A.7 Index	BBB+/P	(13)	13,000	741	1/17/47	200 bp — Monthly	(749)
CMBX NA BB.13 Index	BB–/P	2,301	24,000	6,329	12/16/72	500 bp — Monthly	(4,005)
CMBX NA BB.13 Index	BB–/P	8,852	92,000	24,260	12/16/72	500 bp — Monthly	(15,319)
CMBX NA BB.13 Index	BB–/P	10,438	113,000	29,798	12/16/72	500 bp — Monthly	(19,251)
CMBX NA BBB–.13 Index	BBB–/P	90	2,000	406	12/16/72	300 bp — Monthly	(314)
CMBX NA BBB–.13 Index	BBB–/P	1,422	7,000	1,421	12/16/72	300 bp — Monthly	5
CMBX NA BBB–.13 Index	BBB–/P	1,562	17,000	3,451	12/16/72	300 bp — Monthly	(1,879)
CMBX NA BBB–.13 Index	BBB–/P	11,844	63,000	12,789	12/16/72	300 bp — Monthly	(908)
CMBX NA BBB–.14 Index	BBB–/P	617	11,000	2,046	12/16/72	300 bp — Monthly	(1,423)
CMBX NA BBB–.14 Index	BBB–/P	669	11,000	2,046	12/16/72	300 bp — Monthly	(1,371)
Upfront premium received		628,346	Unrealized appreciation				117,821
Upfront premium (paid)		(3,805)	Unrealized (depreciation)				(660,494)
Total		$624,541	Total				$(542,673)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at December 31, 2022. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/22

	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA A.6 Index	$(47,452)	$265,124	$35,686	5/11/63	(200 bp) — Monthly	$(11,880)
CMBX NA A.6 Index	(45,648)	260,078	35,007	5/11/63	(200 bp) — Monthly	(10,753)
CMBX NA A.7 Index	(148)	20,000	1,140	1/17/47	(200 bp) — Monthly	984
CMBX NA BB.10 Index	(45,086)	187,000	59,616	11/17/59	(500 bp) — Monthly	14,348
CMBX NA BB.10 Index	(35,955)	141,000	44,951	11/17/59	(500 bp) — Monthly	8,859
CMBX NA BB.10 Index	(7,932)	76,000	24,229	11/17/59	(500 bp) — Monthly	16,223
CMBX NA BB.10 Index	(6,798)	62,000	19,766	11/17/59	(500 bp) — Monthly	12,907
CMBX NA BB.11 Index	(9,170)	127,000	27,191	11/18/54	(500 bp) — Monthly	17,897
CMBX NA BB.11 Index	(934)	18,000	3,854	11/18/54	(500 bp) — Monthly	2,903
CMBX NA BB.11 Index	(619)	9,000	1,927	11/18/54	(500 bp) — Monthly	1,299
CMBX NA BB.8 Index	(14,816)	41,551	15,000	10/17/57	(500 bp) — Monthly	144
CMBX NA BB.8 Index	(3,228)	25,124	9,070	10/17/57	(500 bp) — Monthly	5,817

Putnam VT Income Fund	23

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/22 cont.

	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc. cont.
CMBX NA BB.9 Index	$(564)	$14,000	$4,357	9/17/58	(500 bp) — Monthly	$3,779
CMBX NA BB.9 Index	(581)	9,000	2,801	9/17/58	(500 bp) — Monthly	2,211
CMBX NA BBB–.10 Index	(10,708)	84,000	14,557	11/17/59	(300 bp) — Monthly	3,800
CMBX NA BBB–.10 Index	(11,987)	76,000	13,171	11/17/59	(300 bp) — Monthly	1,139
CMBX NA BBB–.10 Index	(16,945)	73,000	12,651	11/17/59	(300 bp) — Monthly	(4,337)
CMBX NA BBB–.10 Index	(18,471)	62,000	10,745	11/17/59	(300 bp) — Monthly	(7,763)
CMBX NA BBB–.10 Index	(12,303)	50,000	8,665	11/17/59	(300 bp) — Monthly	(3,668)
CMBX NA BBB–.10 Index	(9,605)	44,000	7,625	11/17/59	(300 bp) — Monthly	(2,005)
CMBX NA BBB–.10 Index	(8,589)	36,000	6,239	11/17/59	(300 bp) — Monthly	(2,371)
CMBX NA BBB–.10 Index	(6,311)	29,000	5,026	11/17/59	(300 bp) — Monthly	(1,303)
CMBX NA BBB–.11 Index	(6,752)	47,000	7,135	11/18/54	(300 bp) — Monthly	355
CMBX NA BBB–.11 Index	(2,564)	8,000	1,214	11/18/54	(300 bp) — Monthly	(1,355)
CMBX NA BBB–.12 Index	(13,700)	199,000	35,979	8/17/61	(300 bp) — Monthly	22,163
CMBX NA BBB–.12 Index	(33,394)	190,000	34,352	8/17/61	(300 bp) — Monthly	847
CMBX NA BBB–.12 Index	(50,749)	146,000	26,397	8/17/61	(300 bp) — Monthly	(24,437)
CMBX NA BBB–.12 Index	(29,727)	89,000	16,091	8/17/61	(300 bp) — Monthly	(13,688)
CMBX NA BBB–.12 Index	(13,698)	72,000	13,018	8/17/61	(300 bp) — Monthly	(723)
CMBX NA BBB–.12 Index	(23,551)	67,000	12,114	8/17/61	(300 bp) — Monthly	(11,476)
CMBX NA BBB–.12 Index	(8,664)	51,000	9,221	8/17/61	(300 bp) — Monthly	527
CMBX NA BBB–.12 Index	(11,056)	49,000	8,859	8/17/61	(300 bp) — Monthly	(2,226)
CMBX NA BBB–.12 Index	(5,251)	31,000	5,605	8/17/61	(300 bp) — Monthly	336
CMBX NA BBB–.12 Index	(3,466)	17,000	3,074	8/17/61	(300 bp) — Monthly	(402)
CMBX NA BBB–.12 Index	(1,092)	16,000	2,893	8/17/61	(300 bp) — Monthly	1,792
CMBX NA BBB–.13 Index	(1,765)	35,000	7,105	12/16/72	(300 bp) — Monthly	5,320
CMBX NA BBB–.13 Index	(1,782)	35,000	7,105	12/16/72	(300 bp) — Monthly	5,302
CMBX NA BBB–.13 Index	(1,040)	19,000	3,857	12/16/72	(300 bp) — Monthly	2,806
CMBX NA BBB–.14 Index	(12,332)	62,000	11,532	12/16/72	(300 bp) — Monthly	(836)
CMBX NA BBB–.14 Index	(2,280)	14,000	2,604	12/16/72	(300 bp) — Monthly	316
CMBX NA BBB–.14 Index	(1,634)	8,500	1,581	12/16/72	(300 bp) — Monthly	(58)
CMBX NA BBB–.6 Index	(53,386)	180,574	44,277	5/11/63	(300 bp) — Monthly	(9,220)
CMBX NA BBB–.8 Index	(32,656)	209,000	33,231	10/17/57	(300 bp) — Monthly	453
CMBX NA BBB–.8 Index	(22,800)	152,000	24,168	10/17/57	(300 bp) — Monthly	1,279
CMBX NA BBB–.8 Index	(9,017)	63,000	10,017	10/17/57	(300 bp) — Monthly	963
CMBX NA BBB–.8 Index	(8,186)	59,000	9,381	10/17/57	(300 bp) — Monthly	1,160
CMBX NA BBB–.8 Index	(5,591)	42,000	6,678	10/17/57	(300 bp) — Monthly	1,062
CMBX NA BBB–.8 Index	(1,581)	10,000	1,590	10/17/57	(300 bp) — Monthly	4
Credit Suisse International
CMBX NA BB.10 Index	(20,948)	157,000	50,052	11/17/59	(500 bp) — Monthly	28,951
CMBX NA BB.10 Index	(18,670)	157,000	50,052	11/17/59	(500 bp) — Monthly	31,229
CMBX NA BB.10 Index	(10,317)	83,000	26,460	11/17/59	(500 bp) — Monthly	16,063
CMBX NA BB.7 Index	(76,651)	466,000	155,458	1/17/47	(500 bp) — Monthly	78,354
CMBX NA BB.7 Index	(54,971)	298,000	99,413	1/17/47	(500 bp) — Monthly	44,152
Goldman Sachs International
CMBX NA BB.10 Index	(23,983)	106,000	33,793	11/17/59	(500 bp) — Monthly	9,707
CMBX NA BB.7 Index	(25,990)	128,000	42,701	1/17/47	(500 bp) — Monthly	16,586
CMBX NA BB.7 Index	(16,712)	102,000	34,027	1/17/47	(500 bp) — Monthly	17,216
CMBX NA BB.7 Index	(6,810)	45,000	15,012	1/17/47	(500 bp) — Monthly	8,159
CMBX NA BB.9 Index	(2,296)	22,000	6,846	9/17/58	(500 bp) — Monthly	4,529
CMBX NA BB.9 Index	(319)	2,000	622	9/17/58	(500 bp) — Monthly	301
CMBX NA BBB–.12 Index	(4,465)	25,000	4,520	8/17/61	(300 bp) — Monthly	41
CMBX NA BBB–.12 Index	(4,289)	22,000	3,978	8/17/61	(300 bp) — Monthly	(324)

24	Putnam VT Income Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/22 cont.

	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
JPMorgan Securities LLC
CMBX NA BB.11 Index	$(85,971)	$114,178	$43,685	5/11/63	(500 bp) — Monthly	$(42,398)
CMBX NA BBB–.11 Index	(4,846)	44,000	6,679	11/18/54	(300 bp) — Monthly	1,807
CMBX NA BBB–.12 Index	(2,403)	20,000	3,616	8/17/61	(300 bp) — Monthly	1,201
CMBX NA BBB–.7 Index	(81,697)	348,000	74,507	1/17/47	(300 bp) — Monthly	(7,394)
Merrill Lynch International
CMBX NA BB.10 Index	(8,592)	151,000	48,139	11/17/59	(500 bp) — Monthly	39,400
CMBX NA BB.7 Index	(20,471)	118,000	39,365	1/17/47	(500 bp) — Monthly	18,779
CMBX NA BBB–.7 Index	(11,964)	146,000	31,259	1/17/47	(300 bp) — Monthly	19,209
Morgan Stanley & Co. International PLC
CMBX NA A.6 Index	(20,938)	114,673	15,435	5/11/63	(200 bp) — Monthly	(5,552)
CMBX NA A.6 Index	(15,160)	72,015	9,693	5/11/63	(200 bp) — Monthly	(5,498)
CMBX NA BB.10 Index	(38,750)	165,000	52,602	11/17/59	(500 bp) — Monthly	13,691
CMBX NA BB.10 Index	(25,211)	83,000	26,460	11/17/59	(500 bp) — Monthly	1,168
CMBX NA BB.10 Index	(7,971)	76,000	24,229	11/17/59	(500 bp) — Monthly	16,184
CMBX NA BB.9 Index	(3,165)	36,000	11,203	9/17/58	(500 bp) — Monthly	8,003
CMBX NA BB.9 Index	(608)	10,000	3,112	9/17/58	(500 bp) — Monthly	2,494
CMBX NA BB.9 Index	(615)	10,000	3,112	9/17/58	(500 bp) — Monthly	2,487
CMBX NA BB.9 Index	(431)	7,000	2,178	9/17/58	(500 bp) — Monthly	1,741
CMBX NA BB.9 Index	(201)	5,000	1,556	9/17/58	(500 bp) — Monthly	1,350
CMBX NA BBB–.10 Index	(19,260)	79,000	13,691	11/17/59	(300 bp) — Monthly	(5,615)
CMBX NA BBB–.10 Index	(8,884)	72,000	12,478	11/17/59	(300 bp) — Monthly	3,552
CMBX NA BBB–.10 Index	(12,016)	69,000	11,958	11/17/59	(300 bp) — Monthly	(99)
CMBX NA BBB–.10 Index	(5,580)	44,000	7,625	11/17/59	(300 bp) — Monthly	2,019
CMBX NA BBB–.10 Index	(1,735)	8,000	1,386	11/17/59	(300 bp) — Monthly	(353)
CMBX NA BBB–.11 Index	(20,805)	65,000	9,867	11/18/54	(300 bp) — Monthly	(10,976)
CMBX NA BBB–.11 Index	(16,964)	53,000	8,045	11/18/54	(300 bp) — Monthly	(8,949)
CMBX NA BBB–.11 Index	(5,380)	17,000	2,581	11/18/54	(300 bp) — Monthly	(2,810)
CMBX NA BBB–.12 Index	(53,096)	228,000	41,222	8/17/61	(300 bp) — Monthly	(12,007)
CMBX NA BBB–.12 Index	(2,350)	57,000	10,306	8/17/61	(300 bp) — Monthly	7,922
CMBX NA BBB–.12 Index	(14,955)	45,000	8,136	8/17/61	(300 bp) — Monthly	(6,845)
CMBX NA BBB–.12 Index	(2,381)	43,000	7,774	8/17/61	(300 bp) — Monthly	5,368
CMBX NA BBB–.12 Index	(6,678)	32,000	5,786	8/17/61	(300 bp) — Monthly	(911)
CMBX NA BBB–.7 Index	(22,314)	219,000	46,888	1/17/47	(300 bp) — Monthly	24,446
CMBX NA BBB–.8 Index	(21,158)	156,000	24,804	10/17/57	(300 bp) — Monthly	3,556
CMBX NA BBB–.8 Index	(12,846)	101,000	16,059	10/17/57	(300 bp) — Monthly	3,154
CMBX NA BBB–.8 Index	(10,784)	85,000	13,515	10/17/57	(300 bp) — Monthly	2,681
CMBX NA BBB–.8 Index	(5,586)	41,000	6,519	10/17/57	(300 bp) — Monthly	909
CMBX NA BBB–.8 Index	(2,719)	19,000	3,021	10/17/57	(300 bp) — Monthly	291
Upfront premium received	—		Unrealized appreciation			573,695
Upfront premium (paid)	(1,512,470)		Unrealized (depreciation)			(218,232)
Total	$(1,512,470)		Total			$355,463

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Putnam VT Income Fund	25

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$1,527,633	$—
Collateralized loan obligations	—	7,357,574	—
Corporate bonds and notes	—	44,485,042	—
Mortgage-backed securities	—	52,189,959	—
U.S. government and agency mortgage obligations	—	107,038,655	—
U.S. treasury obligations	—	497,736	—
Short-term investments	807,000	37,583,210	—
Totals by level	$807,000	$250,679,809	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$(305,697)	$—	$—
Forward premium swap option contracts	—	1,240,711	—
TBA sale commitments	—	(15,806,873)	—
Interest rate swap contracts	—	(1,601,847)	—
Credit default contracts	—	700,719	—
Totals by level	$(305,697)	$(15,467,290)	$—

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

26	Putnam VT Income Fund

Statement of assets and liabilities
12/31/22

Assets
Investment in securities, at value (Notes 1 and 8):
Unaffiliated issuers (identified cost $232,950,924)	$217,086,944
Affiliated issuers (identified cost $34,399,865) (Note 5)	34,399,865
Cash	1,673
Interest and other receivables	1,366,887
Receivable for shares of the fund sold	219,178
Receivable for investments sold	246,439
Receivable for sales of TBA securities (Note 1)	15,120,976
Receivable for variation margin on futures contracts (Note 1)	41,327
Receivable for variation margin on centrally cleared swap contracts (Note 1)	772,760
Unrealized appreciation on forward premium swap option contracts (Note 1)	3,766,319
Unrealized appreciation on OTC swap contracts (Note 1)	691,516
Premium paid on OTC swap contracts (Note 1)	1,516,275
Total assets	275,230,159

Liabilities
Payable for investments purchased	17,428
Payable for purchases of TBA securities (Note 1)	95,213,047
Payable for shares of the fund repurchased	153,388
Payable for compensation of Manager (Note 2)	53,028
Payable for custodian fees (Note 2)	36,490
Payable for investor servicing fees (Note 2)	18,392
Payable for Trustee compensation and expenses (Note 2)	129,759
Payable for administrative services (Note 2)	1,916
Payable for distribution fees (Note 2)	15,322
Payable for variation margin on futures contracts (Note 1)	75,750
Payable for variation margin on centrally cleared swap contracts (Note 1)	750,955
Unrealized depreciation on OTC swap contracts (Note 1)	878,726
Premium received on OTC swap contracts (Note 1)	628,346
Unrealized depreciation on forward premium swap option contracts (Note 1)	2,525,608
TBA sale commitments, at value (proceeds receivable $16,067,383) (Note 1)	15,806,873
Collateral on certain derivative contracts and TBA commitments, at value (Notes 1 and 8)	1,891,706
Other accrued expenses	122,129
Total liabilities	118,318,863

Net assets	$156,911,296

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$243,671,125
Total distributable earnings (Note 1)	(86,759,829)
Total — Representing net assets applicable to capital shares outstanding	$156,911,296
Computation of net asset value Class IA
Net assets	$85,873,804
Number of shares outstanding	10,107,963
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$8.50

Computation of net asset value Class IB
Net assets	$71,037,492
Number of shares outstanding	8,464,656
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$8.39

The accompanying notes are an integral part of these financial statements.

Putnam VT Income Fund	27

Statement of operations
Year ended 12/31/22

Investment income
Interest (including interest income of $391,856 from investments in affiliated issuers) (Note 5)	$7,829,093
Total investment income	7,829,093

Expenses
Compensation of Manager (Note 2)	690,812
Investor servicing fees (Note 2)	124,698
Custodian fees (Note 2)	74,680
Trustee compensation and expenses (Note 2)	7,585
Distribution fees (Note 2)	205,599
Administrative services (Note 2)	5,461
Auditing and tax fees	117,377
Other	82,507
Total expenses	1,308,719

Expense reduction (Note 2)	(1,451)
Net expenses	1,307,268

Net investment income	6,521,825

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(19,049,923)
Futures contracts (Note 1)	(3,661,883)
Swap contracts (Note 1)	(5,614,170)
Written options (Note 1)	(2,770,373)
Total net realized loss	(31,096,349)
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	(6,780,652)
Futures contracts	(681,244)
Swap contracts	1,974,766
Written options	2,608,867
Total change in net unrealized depreciation	(2,878,263)

Net loss on investments	(33,974,612)

Net decrease in net assets resulting from operations	$(27,452,787)

The accompanying notes are an integral part of these financial statements.

28	Putnam VT Income Fund

Statement of changes in net assets

	Year ended	Year ended
	12/31/22	12/31/21
Decrease in net assets
Operations:
Net investment income	$6,521,825	$7,329,284
Net realized loss on investments	(31,096,349)	(8,693,603)
Change in net unrealized depreciation of investments	(2,878,263)	(9,144,943)
Net decrease in net assets resulting from operations	(27,452,787)	(10,509,262)
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(5,743,187)	(1,955,731)
Class IB	(4,841,625)	(1,521,694)
Net realized short-term gain on investments
Class IA	—	(5,322,153)
Class IB	—	(4,952,963)
From net realized long-term gain on investments
Class IA	—	(160,306)
Class IB	—	(149,186)
Decrease from capital share transactions (Note 4)	(15,836,604)	(6,186,565)
Total decrease in net assets	(53,874,203)	(30,757,860)
Net assets:
Beginning of year	210,785,499	241,543,359
End of year	$156,911,296	$210,785,499

The accompanying notes are an integral part of these financial statements.

Putnam VT Income Fund	29

Financial highlights
(For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[e]
Class IA
12/31/22	$10.40	.34	(1.69)	(1.35)	(.55)	—	(.55)	$8.50	(13.48)	$85,874	.62[f]	3.78	793
12/31/21	11.60	.36	(.87)	(.51)	(.18)	(.51)	(.69)	10.40	(4.44)	111,757.56		3.36	800
12/31/20	11.63	.33	.32	.65	(.58)	(.10)	(.68)	11.60	6.00	126,631.57		2.88	842
12/31/19	10.81	.42	.87	1.29	(.39)	(.08)	(.47)	11.63	12.24	133,986.57		3.71	580
12/31/18	11.13	.46	(.42)	.04	(.36)	—	(.36)	10.81	.37	125,244.59		4.28	566
Class IB
12/31/22	$10.28	.32	(1.69)	(1.37)	(.52)	—	(.52)	$8.39	(13.81)	$71,037	.87[f]	3.53	793
12/31/21	11.46	.33	(.85)	(.52)	(.15)	(.51)	(.66)	10.28	(4.59)	99,028.81		3.12	800
12/31/20	11.50	.30	.32	.62	(.56)	(.10)	(.66)	11.46	5.72	114,913.82		2.62	842
12/31/19	10.70	.39	.85	1.24	(.36)	(.08)	(.44)	11.50	11.89	116,070.82		3.47	580
12/31/18	11.01	.43	(.41)	.02	(.33)	—	(.33)	10.70	.20	103,935.84		4.03	566

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment.

c The charges and expenses at the insurance company separate account level are not reflected.

d Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

e Portfolio turnover includes TBA purchase and sale commitments.

f Includes one-time proxy cost of 0.01%.

The accompanying notes are an integral part of these financial statements.

30	Putnam VT Income Fund

Notes to financial statements 12/31/22

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from January 1, 2022 through December 31, 2022.

Putnam VT Income Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek high current income consistent with what Putnam Management believes to be prudent risk. The fund invests mainly in bonds that are securitized debt instruments (such as mortgage-backed investments) and other obligations of companies and governments worldwide denominated in U.S. dollars, or (to a lesser extent) foreign currencies, are either investment-grade or below-investment-grade in quality (sometimes referred to as “junk bonds”) and have intermediate- to long-term maturities (three years or longer). The fund currently has significant investment exposure to residential and commercial mortgage-backed securities. Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. The fund typically uses to a significant extent derivatives, such as futures, options and swap contracts, for both hedging and non-hedging purposes.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1 — Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive

Putnam VT Income Fund	31

different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts to hedge treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge term structure risk and for yield curve positioning.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and to gain exposure to specific sectors.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to gain liquid exposure to individual names, to hedge market risk and to gain exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and

32	Putnam VT Income Fund

liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from coun-terparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged to the fund which cannot be sold or repledged totaled $62,206 at the close of the reporting period.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $91,355 on open derivative contracts subject to the Master Agreements. Collateral pledged by the fund at period end for these agreements totaled $134,731 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $100 million ($317.5 million prior to October 14, 2022) unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At December 31, 2022, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$44,276,710	$19,059,234	$63,335,944

Putnam VT Income Fund	33

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences from unrealized gains and losses on certain futures contracts, income on swap contracts, interest-only securities and litigation and/or restitution payments. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund reclassified $61,383 to increase undistributed net investment income and $61,383 to increase accumulated net realized loss.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$19,360,610
Unrealized depreciation	(51,351,641)
Net unrealized depreciation	(31,991,031)
Undistributed ordinary income	8,567,145
Capital loss carryforward	(63,335,944)
Cost for federal income tax purposes	$267,704,853

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 32.0% of the fund is owned by accounts of one insurance company.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.550%	of the first $5 billion,
0.500%	of the next $5 billion,
0.450%	of the next $10 billion,
0.400%	of the next $10 billion,
0.350%	of the next $50 billion,
0.330%	of the next $50 billion,
0.320%	of the next $100 billion and
0.315%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.388% of the fund’s average net assets.

Putnam Management has contractually agreed, through April 30, 2024, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plan, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.20% (prior to July 1, 2022, the annual rate was 0.25%) of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.07% of the fund’s average daily net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class IA	$67,089
Class IB	57,609
Total	$124,698

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $1,451 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $140, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class IB shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. The expenses related to distribution fees during the reporting period are included in Distribution fees in the Statement of operations.

Note 3 — Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of	Proceeds
	purchases	from sales
Investments in securities, including
TBA commitments
(Long-term)	$1,778,059,506	$1,772,573,013
U.S. government securities
(Long-term)	—	—
Total	$1,778,059,506	$1,772,573,013

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

34	Putnam VT Income Fund

Note 4 — Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
	Year ended 12/31/22		Year ended 12/31/21		Year ended 12/31/22		Year ended 12/31/21
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	282,831	$2,606,269	525,564	$5,683,102	1,061,064	$9,824,711	1,420,053	$15,163,811
Shares issued in connection with
reinvestment of distributions	613,588	5,743,187	704,374	7,438,190	522,854	4,841,625	633,254	6,623,843
	896,419	8,349,456	1,229,938	13,121,292	1,583,918	14,666,336	2,053,307	21,787,654
Shares repurchased	(1,532,797)	(13,937,951)	(1,405,565)	(15,181,659)	(2,756,109)	(24,914,445)	(2,442,814)	(25,913,852)
Net decrease	(636,378)	$(5,588,495)	(175,627)	$(2,060,367)	(1,172,191)	$(10,248,109)	(389,507)	$(4,126,198)

Note 5 — Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares outstanding
	Fair value as of				and fair value as of
Name of affiliate	12/31/21	Purchase cost	Sale proceeds	Investment income	12/31/22
Short-term investments
Putnam Short Term Investment Fund*	$25,982,050	$89,595,375	$81,177,560	$391,856	$34,399,865
Total Short-term investments	$25,982,050	$89,595,375	$81,177,560	$391,856	$34,399,865

*Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6 — Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

On July 27, 2017, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. LIBOR has historically been a common benchmark interest rate index used to make adjustments to variable-rate loans. It is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments and borrowing arrangements. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. Various financial industry groups have been planning for the transition away from LIBOR, but there are obstacles to converting certain longer-term securities and transactions to new reference rates. Markets are developing slowly and questions around liquidity in these rates and how to appropriately adjust these rates to mitigate any economic value transfer at the time of transition remain a significant concern. Neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets that rely on LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of related transactions, such as hedges. While some LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such alternative methodologies. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur at any time.

The Covid-19 pandemic and efforts to contain its spread have resulted in, among other effects, significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, significant changes in fiscal and monetary policies, and economic downturns and recessions. The effects of the Covid-19 pandemic have negatively affected, and may continue to negatively affect, the global economy, the economies of the United States and other individual countries, the financial performance of individual issuers, sectors, industries, asset classes, and markets, and the value, volatility, and liquidity of particular securities and other assets. The effects of the Covid-19 pandemic also are likely to exacerbate other risks that apply to the fund, which could negatively impact the fund’s performance and lead to losses on your investment in the fund. The duration of the Covid-19 pandemic and its effects cannot be determined with certainty.

Note 7 — Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased swap option contracts (contract amount)	$381,200,000
Written swap option contracts (contract amount)	$312,300,000
Futures contracts (number of contracts)	800
Centrally cleared interest rate swap contracts (notional)	$364,100,000
Centrally cleared total return swap contracts (notional)	$1,800,000
OTC credit default contracts (notional)	$28,600,000

Putnam VT Income Fund	35

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging	Statement of assets and		Statement of assets and
instruments under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Credit contracts	Receivables	$1,867,933	Payables	$1,167,214
	Investments,		Payables,
	Receivables, Net		Net assets —
	assets — Unreal-		Unrealized
Interest rate contracts	ized appreciation	17,164,923*	depreciation	17,831,756*
Total		$19,032,856		$18,998,970

*Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging
instruments under ASC 815	Options	Futures	Swaps	Total
Credit contracts	$—	$—	$(1,141,394)	$(1,141,394)
Interest rate contracts	(1,391,910)	(3,661,883)	(4,472,776)	(9,526,569)
Total	$(1,391,910)	$(3,661,883)	$(5,614,170)	$(10,667,963)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging
instruments under ASC 815	Options	Futures	Swaps	Total
Credit contracts	$—	$—	$2,350,062	$2,350,062
Interest rate contracts	3,280,737	(681,244)	(375,296)	2,224,197
Total	$3,280,737	$(681,244)	$1,974,766	$4,574,259

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Putnam VT Income Fund	37

Note 8 — Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	BofA Securities, Inc.	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Goldman Sachs International	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	Toronto- Dominion Bank	Wells Fargo Bank, N.A.	Total
Assets:
Centrally cleared interest rate
swap contracts§	$—	$—	$772,760	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$772,760
OTC Credit default contracts —
protection sold*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit default contracts —
protection purchased*#	—	—	—	—	—	700,058	380,306	141,079	—	128,133	118,415	399,942	—	—	1,867,933
Futures contracts§	—	—	—	—	—	—	—	—	—	41,327	—	—	—	—	41,327
Forward premium swap
option contracts#	1,070,438	130,013	—	—	1,758,841	—	—	216,172	404,236	—	—	31,938	154,681	—	3,766,319
Total Assets	$1,070,438	$130,013	$772,760	$—	$1,758,841	$700,058	$380,306	$357,251	$404,236	$169,460	$118,415	$431,880	$154,681	$—	$6,448,339
Liabilities:
Centrally cleared interest rate
swap contracts§	—	—	750,955	—	—	—	—	—	—	—	—	—	—	—	750,955
OTC Credit default contracts —
protection sold*#	44,167	—	—	—	—	474,221	205,657	127,297	—	198,617	7,045	110,210	—	—	1,167,214
OTC Credit default contracts —
protection purchased*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures contracts§	—	—	—	—	—	—	—	—	—	75,750	—	—	—	—	75,750
Forward premium swap
option contracts#	941,035	82,105	—	—	818,978	—	—	184,901	354,129	—	—	68,123	55,466	20,871	2,525,608
Total Liabilities	$985,202	$82,105	$750,955	$—	$818,978	$474,221	$205,657	$312,198	$354,129	$274,367	$7,045	$178,333	$55,466	$20,871	$4,519,527
Total Financial and Derivative
Net Assets	$85,236	$47,908	$21,805	$—	$939,863	$225,837	$174,649	$45,053	$50,107	$(104,907)	$111,370	$253,547	$99,215	$(20,871)	$1,928,812
Total collateral received
(pledged)†##	$—	$—	$—	$—	$939,863	$225,837	$150,000	$45,053	$—	$(104,907)	$105,809	$253,547	$99,215	$—
Net amount	$85,236	$47,908	$21,805	$—	$—	$—	$24,649	$—	$50,107	$—	$5,561	$—	$—	$(20,871)
Controlled collateral received
(including TBA commitments)**	$—	$—	$—	$36,000	$978,897	$233,000	$150,000	$—	$—	$—	$105,809	$258,000	$130,000	$—	$1,891,706
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$62,206	$—	$—	$—	$—	$—	$—	$62,206
Collateral (pledged) (including
TBA commitments)**	$—	$—	$—	$—	$—	$—	$—	$—	$—	$(268,275)	$—	$—	$—	$—	$(268,275)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $1,198,776 and $1,030,742, respectively.

38	Putnam VT Income Fund	Putnam VT Income Fund	39

About the Trustees

Name Year of birth Position held	Principal occupations during past five years	Other directorships	
Independent Trustees			
Liaquat Ahamed Born 1952 Trustee since 2012	Author; won Pulitzer Prize for *Lords of Finance: The Bankers Who Broke the World*.	Chair of the Sun Valley Writers Conference, a literary not-for-profit organization, and a Trustee of the Journal of Philosophy.	
Barbara M. Baumann Born 1955 Trustee since 2010 Vice Chair since 2022	President of Cross Creek Energy Corporation, a strategic consultant to domestic energy firms and direct investor in energy projects.	Director of Devon Energy Corporation, a publicly traded independent natural gas and oil exploration and production company; Director of National Fuel Gas Company, a publicly traded energy company that engages in the production, gathering, transportation, distribution, and marketing of natural gas; Senior Advisor to the energy private equity firm First Reserve; member of the Finance Committee of the Children's Hospital of Colorado; member of the Investment Committee of the Board of The Denver Foundation; and previously a Director of publicly traded companies Buckeye Partners LP, UNS Energy Corporation, CVR Energy Company, and SM Energy Corporation.	
Katinka Domotorffy Born 1975 Trustee since 2012	Voting member of the Investment Committees of the Anne Ray Foundation and Margaret A. Cargill Foundation, part of the Margaret A. Cargill Philanthropies.	Director of the Great Lakes Science Center and of College Now Greater Cleveland.	
Catharine Bond Hill Born 1954 Trustee since 2017	Managing Director of Ithaka S+R, a not-for-profit service that helps the academic community navigate economic and technological change. From 2006 to 2016, Dr. Hill served as the 10th president of Vassar College.	Director of Yale-NUS College and Trustee of Yale University.	
Kenneth R. Leibler Born 1949 Trustee since 2006 Vice Chair from 2016 to 2018, Chair since 2018	Vice Chair Emeritus of the Board of Trustees of Beth Israel Deaconess Hospital in Boston. Member of the Investment Committee of the Boston Arts Academy Foundation.	Director of Eversource Corporation, which operates New England's largest energy delivery system; previously the Chairman of the Boston Options Exchange, an electronic marketplace for the trading of listed derivatives securities; previously the Chairman and Chief Executive Officer of the Boston Stock Exchange; and previously the President and Chief Operating Officer of the American Stock Exchange.	
Jennifer Williams Murphy Born 1964 Trustee since 2022	Chief Executive Officer and Founder of Runa Digital Assets, LLC, an institutional investment advisory firm specializing in active management of digital assets. Until 2021, Chief Operating Officer of Western Asset Management, LLC, a global investment adviser, and Chief Executive Officer and President of Western Asset Mortgage Capital Corporation, a mortgage finance real estate investment trust.	Previously, a Director of Western Asset Capital Corporation.	
Marie Pillai Born 1954 Trustee since 2022	Senior Advisor, Hunter Street Partners, LP, an asset-oriented private investment firm; Specialty Leader and Member of the Curriculum Committee of the Center for Board Certified Fiduciaries, a public benefit corporation providing coursework for developing fiduciaries. Until 2019, Vice President, Chief Investment Officer, and Treasurer of General Mills, Inc., a global food company.	Director of the Catholic Community Foundation of Minnesota; Investment Advisory Board Member of the University of Minnesota; Member of the Investment Committee of the Bush Foundation, a nonprofit organization supporting community problem-solving in Minnesota, North Dakota, and South Dakota; Member of the Finance Council and Corporate Board of the Archdiocese of Saint Paul and Minneapolis; and previously a Board Member of Catholic Charities of St. Paul and Minneapolis.	
George Putnam III Born 1951 Trustee since 1984	Chairman of New Generation Research, Inc., a publisher of financial advisory and other research services, and President of New Generation Advisors, LLC, a registered investment adviser to private funds.	Director of The Boston Family Office, LLC, a registered investment advisor; a Director of the Gloucester Marine Genomics Institute; a Trustee of the Lowell Observatory Foundation; and previously a Trustee of the Marine Biological Laboratory.

40	Putnam VT Income Fund

Name Year of birth Position held	Principal occupations during past five years	Other directorships	
Manoj P. Singh Born 1952 Trustee since 2017	Until 2015, Chief Operating Officer and Global Managing Director at Deloitte Touche Tohmatsu, Ltd., a global professional services organization, serving on the Deloitte U.S. Board of Directors and the boards of Deloitte member firms in China, Mexico, and Southeast Asia.	Director of ReNew Energy Global plc, a publicly traded renewable energy company; Director of Abt Associates, a global research firm working in the fields of health, social and environmental policy, and international development; Trustee of Carnegie Mellon University; Director of Pratham USA, an organization dedicated to children's education in India; member of the advisory board of Altimetrik, a business transformation and technology solutions firm; and Director of DXC Technology, a global IT services and consulting company.	
Mona K. Sutphen Born 1967 Trustee since 2020	Partner, Investment Strategies, at The Vistria Group, a private investment firm focused on middle-market companies in the health care, education, and financial services industries. From 2014 to 2018, Partner at Macro Advisory Partners, a global consulting firm.	Director of Spotify Technology S.A., a publicly traded audio content streaming service; Director of Unitek Learning, a private nursing and medical services education provider in the United States; Board Member, International Rescue Committee; Co-Chair of the Board of Human Rights First; Trustee of Mount Holyoke College; member of the Advisory Board for the Center on Global Energy Policy at Columbia University's School of International and Public Affairs; previously Director of Pattern Energy and Pioneer Natural Resources, publicly traded energy companies; and previously Managing Director of UBS AG.	

Interested Trustee

Robert L. Reynolds* Born 1952 Trustee since 2008, President and Chief Executive Officer of Putnam Investments since 2008	President and Chief Executive Officer of Putnam Investments; member of Putnam Investments' Board of Directors; and Chair of Great-West Lifeco U.S. LLC. Prior to 2019, also President and Chief Executive Officer of Great-West Financial, a financial services company that provides retirement savings plans, life insurance, and annuity and executive benefits products, and of Great-West Lifeco U.S. LLC, a holding company that owns Putnam Investments and Great-West Financial, and a member of Great-West Financial's Board of Directors.	Director of the Concord Museum; Director of Dana-Farber Cancer Institute; Director of the U.S. Ski & Snowboard Foundation; Chair of the Boston Advisory Board of the American Ireland Fund; Council Co-Chair of the American Enterprise Institute; Member of U.S. Chamber of Commerce, Center for Capital Markets Competitiveness; Chair of Massachusetts High Technology Council; Member of the Chief Executives Club of Boston; Member of the Massachusetts General Hospital President's Council; Chairman of the Board of Directors of the Ron Burton Training Village; Director and former Chair of the Massachusetts Competitive Partnership; former Chair of the West Virginia University Foundation; and former Executive Committee Member of the Greater Boston Chamber of Commerce.

*Mr. Reynolds is an “interested person” (as defined in the Investment Company Act of 1940) of the fund and Putnam Investments. He is President and Chief Executive Officer of Putnam Investments, as well as the President of your fund and each of the other Putnam funds.

The address of each Trustee is 100 Federal Street, Boston, MA 02110.

As of December 31, 2022, there were 92 mutual funds, 4 closed-end funds, and 7 exchange-traded funds in the Putnam funds complex. Each Trustee serves as Trustee of all funds in the Putnam funds complex.

Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 75, removal, or death.

Putnam VT Income Fund	41

Officers

In addition to Robert L. Reynolds, the other officers of the fund are shown below:

James F. Clark (Born 1974)	Richard T. Kircher (Born 1962)	Denere P. Poulack (Born 1968)
Vice President and Chief Compliance Officer	Vice President and BSA Compliance Officer	Assistant Vice President, Assistant Clerk,
Since 2016	Since 2019	and Assistant Treasurer
Chief Compliance Officer and Chief Risk Officer,	Assistant Director, Operational Compliance,	Since 2004
Putnam Investments, and Chief Compliance	Putnam Investments and Putnam
Officer, Putnam Management	Retail Management	Janet C. Smith (Born 1965)
Vice President, Principal Financial
Nancy E. Florek (Born 1957)	Martin Lemaire (Born 1984)	Officer, Principal Accounting Officer,
Vice President, Director of Proxy Voting	Vice President and Derivatives Risk Manager	and Assistant Treasurer
and Corporate Governance, Assistant Clerk,	Since 2022	Since 2007
and Assistant Treasurer	Risk Manager and Risk Analyst,	Head of Fund Administration Services, Putnam
Since 2000	Putnam Investments	Investments and Putnam Management

Michael J. Higgins (Born 1976)	Susan G. Malloy (Born 1957)	Stephen J. Tate (Born 1974)
Vice President, Treasurer, and Clerk	Vice President and Assistant Treasurer	Vice President and Chief Legal Officer
Since 2010	Since 2007	Since 2021
	Head of Accounting and Middle Office Services,	General Counsel, Putnam Investments, Putnam
Jonathan S. Horwitz (Born 1955)	Putnam Investments and Putnam Management	Management, and Putnam Retail Management
Executive Vice President, Principal Executive
Officer, and Compliance Liaison	Alan G. McCormack (Born 1964)	Mark C. Trenchard (Born 1962)
Since 2004	Vice President and Derivatives Risk Manager	Vice President
	Since 2022	Since 2002
	Head of Quantitative Equities and Risk,	Director of Operational Compliance, Putnam
	Putnam Investments	Investments and Putnam Retail Management

The principal occupations of the officers for the past five years have been with the employers as shown above, although in some cases they have held different positions with such employers. The address of each officer is 100 Federal Street, Boston, MA 02110.

42	Putnam VT Income Fund

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Putnam VT Income Fund	43

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44	Putnam VT Income Fund

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2022, are available in the Individual Investors section of putnam.com and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT from the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, the fund filed its complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investments	Kenneth R. Leibler, Chair
100 Federal Street	Mailing address:	Barbara M. Baumann, Vice Chair
Boston, MA 02110	P.O. Box 219697	Liaquat Ahamed
	Kansas City, MO 64121-9697	Katinka Domotorffy
Investment Sub-Advisor	1-800-225-1581	Catharine Bond Hill
Putnam Investments Limited		Jennifer Williams Murphy
16 St James’s Street	Custodian	Marie Pillai
London, England SW1A 1ER	State Street Bank and Trust Company	George Putnam III
Robert L. Reynolds
Marketing Services	Legal Counsel	Manoj P. Singh
Putnam Retail Management	Ropes & Gray LLP	Mona K. Sutphen
Limited Partnership
100 Federal Street	Independent Registered
Boston, MA 02110	Public Accounting Firm
PricewaterhouseCoopers LLP

The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam VT Income Fund	45

This report has been prepared for the shareholders
of Putnam VT Income Fund.	VTAN035 332117 2/23

Item 2. Code of Ethics:

(a) The fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund’s investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In January 2023, the Code of Ethics of Putnam Investments and Code of Ethics of Putnam Funds were amended. The key changes to the Putnam Investments Code of Ethics are as follows: (i) Prohibition on investments in a single stock ETFs and (ii) Revision to the 7-day blackout rule for Analysts. The key change to the Putnam Funds Code of Ethics was that the provisions of the Code of Ethics for employees of PanAgora Asset Management, inc. and any of its subsidiaries are excluded from the Putnam Funds’ Code of Ethics.

Item 3. Audit Committee Financial Expert:

The Funds’ Audit, Compliance and Risk Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each member of the Audit, Compliance and Risk Committee also possesses a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualifies him or her for service on the Committee. In addition, the Trustees have determined that each of Dr. Hill, Ms. Murphy and Mr. Singh qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education.The SEC has stated, and the funds’ amended and restated agreement and Declaration of Trust provides, that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit, Compliance and Risk Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:

Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

December 31, 2022	$104,983	$ —	$12,418	$ —
December 31, 2021	$95,699	$ —	$8,073	$ —

For the fiscal years ended December 31, 2022 and December 31, 2021, the fund’s independent auditor billed aggregate non-audit fees in the amounts of $254,429 and $301,493 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund’s last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2–01 of Regulation S-X.

Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees

December 31, 2022	$ —	$242,011	$ —	$ —
December 31, 2021	$ —	$293,420	$ —	$ —

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Management Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith.

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: February 28, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: February 28, 2023

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: February 28, 2023